UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/12

Item 1.	Schedule of Investments

GE Institutional International Equity

Schedule of Investments—June 30, 2012 (unaudited)

Common Stock—96.1% †	Number of Shares	Fair Value
Australia—1.7%
Brambles Ltd.	3,490,207	$22,169,459
CSL Ltd.	297,654	12,091,638
		34,261,097

Belgium—1.2%
Anheuser-Busch InBev N.V.	303,390	23,986,748

Brazil—0.5%
Petroleo Brasileiro S.A. ADR	530,047	9,615,053	(h)

Canada—3.1%
Canadian Natural Resources Ltd.	165,255	4,427,009
Cenovus Energy Inc.	115,124	3,655,465
Potash Corporation of Saskatchewan Inc.	584,310	25,505,709
Suncor Energy Inc.	1,029,432	29,728,263
		63,316,446

China—1.3%
Baidu Inc. ADR	232,353	26,715,948	(a,h)

France—9.0%
AXA S.A.	1,136,285	15,233,280
BNP Paribas S.A.	541,850	20,949,471	(h)
Cap Gemini S.A.	420,787	15,530,809
Cie Generale d’Optique Essilor International S.A.	411,064	38,294,862
LVMH Moet Hennessy Louis Vuitton S.A.	163,595	24,967,333
Safran S.A.	1,072,353	39,935,086
Total S.A.	173,258	7,820,028
Vallourec S.A.	237,702	9,740,035
Vinci S.A.	243,070	11,391,770
		183,862,674

Germany—11.1%
Adidas AG	188,092	13,519,862
Bayer AG	290,725	21,008,208
Deutsche Bank AG	623,718	22,575,167
Fresenius SE & Company KGaA	388,012	40,286,572
HeidelbergCement AG	418,076	20,127,861
Linde AG	313,765	49,003,055
SAP AG	736,673	43,744,766
Siemens AG	176,487	14,871,292
		225,136,783

Hong Kong—2.3%
AIA Group Ltd.	11,857,713	40,963,026
Wharf Holdings Ltd.	950,873	5,294,727
		46,257,753

India—0.3%
Power Grid Corporation of India Ltd.	3,017,210	6,183,454

Ireland—1.2%
WPP PLC	1,988,573	24,176,218

Italy—2.1%
Eni S.p.A.	1,068,028	22,754,072
Luxottica Group S.p.A.	567,808	19,882,547
		42,636,619

Japan—17.1%
Canon Inc.	141,727	5,666,677
Daito Trust Construction Company Ltd.	126,200	11,984,496
FANUC Corp.	209,700	34,533,338
JGC Corp.	356,000	10,339,670
Kubota Corp.	1,688,000	15,627,827
Mitsubishi Corp.	950,800	19,254,668
Mitsubishi Heavy Industries Ltd.	3,804,000	15,491,986
Nikon Corp.	325,983	9,941,190
SMC Corp.	99,400	17,265,060
Softbank Corp.	948,589	35,374,111
Sony Financial Holdings Inc.	1,178,300	19,266,796
Sumitomo Realty & Development Company Ltd. (REIT)	1,025,000	25,257,093
Suzuki Motor Corp.	1,334,175	27,444,224
The Bank of Yokohama Ltd.	3,732,452	17,679,585
Toyota Motor Corp.	1,064,981	43,063,102
Unicharm Corp.	701,600	40,008,518
		348,198,341

Netherlands—1.9%
ING Groep N.V.	2,365,834	15,905,281	(a)
Unilever N.V.	693,453	23,230,088
		39,135,369

Norway—0.2%
Subsea 7 S.A.	168,072	3,328,512

Singapore—1.9%
United Overseas Bank Ltd.	2,589,249	38,447,613

South Korea—2.3%
Hyundai Motor Co.	15,212	3,122,936
Samsung Electronics Company Ltd.	40,897	43,309,376
		46,432,312

Sweden—2.8%
Alfa Laval AB	1,068,231	18,343,789
Hexagon AB	940,233	16,174,195
Telefonaktiebolaget LM Ericsson	2,441,664	22,389,257
		56,907,241

Switzerland—8.3%
Nestle S.A.	949,075	56,797,351
Novartis AG	662,195	37,127,851
Roche Holding AG	116,300	20,145,083
Syngenta AG	95,852	32,904,406
Zurich Insurance Group AG	95,801	21,723,555
		168,698,246

Taiwan—2.0%
Taiwan Semiconductor Manufacturing Company Ltd.	14,636,548	40,067,057	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	87,565	1,222,407	(a)
		41,289,464

United Kingdom—25.8%
Aggreko PLC	645,624	21,026,954
BG Group PLC	2,210,525	45,319,143	(a)
BHP Billiton PLC	1,265,197	36,012,771	(h)
Capita PLC	2,623,444	26,997,103
Diageo PLC	2,025,182	52,275,673
HSBC Holdings PLC	6,320,592	55,777,808
Lloyds Banking Group PLC	25,100,438	12,279,795	(a)
National Grid PLC	3,696,523	39,233,386
Prudential PLC	3,979,118	46,205,680
Reckitt Benckiser Group PLC	615,589	32,585,943
Rio Tinto PLC	690,690	32,872,308
Royal Dutch Shell PLC	1,205,081	40,662,355
Standard Chartered PLC	1,690,756	36,782,172
Tesco PLC	179,747	874,821
Vodafone Group PLC	16,062,452	45,213,908
		524,119,820

Total Common Stock		1,952,705,711
(Cost $1,885,602,872)

Preferred Stock—1.5%

Germany—1.5%
Volkswagen AG	188,441	29,938,064
(Cost $25,545,861)

Other Investments—0.0%*
GEI Investment Fund		176,017	(k)
(Cost $162,979)

Total Investments in Securities		1,982,819,792
(Cost $1,911,311,712)

Short-Term Investments—4.2%
GE Institutional Money Market Fund—Investment Class
0.04%		84,379,474	(d,k)
(Cost $84,379,474)

Total Investments		2,067,199,266
(Cost $1,995,691,186)
Liabilities in Excess of Other Assets, net—(1.8)%		(35,845,760)

NET ASSETS —100.0%		$2,031,353,506

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	September 2012	159	$4,550,115	$143,375
FTSE 100 Index Futures	September 2012	40	3,465,020	(7,249)
Topix Index Futures	September 2012	22	2,120,316	54,867

				$190,993

The Fund was invested in the following sectors at June 30, 2012 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Financial Services	8.71%
Integrated Oil & Gas	7.72%
Life & Health Insurance	5.16%
Industrial Machinery	5.09%
Semiconductors	4.09%
Wireless Telecommunication Services	3.90%
Packaged Foods & Meats	3.87%
Pharmaceuticals	3.79%
Automobile Manufacturers	3.56%
Household Products	3.51%
Diversified Metals & Mining	3.33%
Fertilizers & Agricultural Chemicals	2.83%
Apparel, Accessories & Luxury Goods	2.82%
Distillers & Vintners	2.53%
Industrial Gases	2.37%
Application Software	2.12%
Diversified Support Services	2.09%
Diversified Real Estate Activities	2.06%
Healthcare Services	1.96%
Aerospace & Defense	1.93%
Multi-Utilities	1.90%
Healthcare Supplies	1.85%
Multi-Line Insurance	1.79%
Volkswagen AG	1.45%
Human Resource & Employment Services	1.31%
Internet Software & Services	1.29%
Advertising	1.17%
Brewers	1.16%
Diversified Capital Markets	1.09%
Communications Equipment	1.08%
Construction & Engineering	1.05%
Construction Materials	0.97%
Trading Companies & Distributors	0.93%
Regional Banks	0.86%
Electronic Equipment & Instruments	0.78%
Construction & Farm Machinery & Heavy Trucks	0.76%
IT Consulting & Other Services	0.75%
Industrial Conglomerates	0.72%
Biotechnology	0.58%
Electric Utilities	0.30%
Office Electronics	0.27%
Oil & Gas Exploration & Production	0.21%
Oil & Gas Equipment & Services	0.16%
Food Retail	0.04%

95.91%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	4.08%
Other Investments	0.01%

4.09%

100.00%

GE Institutional Premier Growth Equity

Schedule of Investments—June 30, 2012 (unaudited)

Common Stock—95.4% †	Number of Shares	Fair Value
Air Freight & Logistics—3.0%
United Parcel Service Inc.	91,392	$7,198,034

Application Software—1.3%
Intuit Inc.	52,089	3,091,482

Asset Management & Custody Banks—2.4%
State Street Corp.	136,378	6,087,914	(e)

Biotechnology—5.0%
Amgen Inc.	94,707	6,917,399
Gilead Sciences Inc.	101,810	5,220,817	(a)
		12,138,216

Broadcasting—2.8%
Discovery Communications Inc.	134,957	6,759,996	(a)

Cable & Satellite—6.8%
DIRECTV	149,163	7,282,138	(a)
Liberty Global Inc.	193,202	9,225,395	(a)
		16,507,533

Casinos & Gaming—1.5%
Las Vegas Sands Corp.	83,708	3,640,461

Communications Equipment—5.2%
Cisco Systems Inc.	161,002	2,764,404
Qualcomm Inc.	176,155	9,808,310
		12,572,714

Computer Hardware—6.7%
Apple Inc.	27,939	16,316,376	(a)

Data Processing & Outsourced Services—10.1%
Paychex Inc.	222,561	6,990,641
The Western Union Co.	509,049	8,572,385
Visa Inc.	73,398	9,074,195
		24,637,221

Fertilizers & Agricultural Chemicals—3.1%
Monsanto Co.	90,919	7,526,275

Healthcare Equipment—3.8%
Covidien PLC	175,208	9,373,628

Healthcare Services—4.3%
Express Scripts Holding Co.	187,046	10,442,778	(a)

Home Furnishing Retail—1.8%
Bed Bath & Beyond Inc.	70,557	4,360,423	(a,h)

Home Improvement Retail—3.1%
Lowe’s Companies Inc.	269,915	7,676,383

Industrial Machinery—2.5%
Dover Corp.	114,595	6,143,438

Internet Retail—1.3%
Amazon.com Inc.	13,496	3,081,812	(a)

Internet Software & Services—7.5%
Baidu Inc. ADR	66,768	7,676,985	(a)
eBay Inc.	253,341	10,642,855	(a)
		18,319,840

Investment Banking & Brokerage—1.7%
The Goldman Sachs Group Inc.	42,618	4,085,361

Oil & Gas Equipment & Services—4.1%
Schlumberger Ltd.	152,676	9,910,199

Oil & Gas Exploration & Production—1.2%
Anadarko Petroleum Corp.	44,710	2,959,802

Real Estate Services—1.0%
CBRE Group Inc.	148,475	2,429,051	(a)

Soft Drinks—3.6%
PepsiCo Inc.	123,119	8,699,588

Specialized Finance—3.5%
CME Group Inc.	32,200	8,633,142

Specialized REITs—3.2%
American Tower Corp.	111,281	7,779,655

Specialty Stores—1.5%
Dick’s Sporting Goods Inc.	75,765	3,636,720

Systems Software—3.4%
Microsoft Corp.	168,105	5,142,332
Oracle Corp.	104,178	3,094,087
		8,236,419

Total Common Stock		232,244,461
(Cost $180,914,861)

Other Investments—0.0%*
GEI Investment Fund		120,764	(k)
(Cost $111,818)

Total Investments in Securities		232,365,225
(Cost $181,026,679)

Short-Term Investments—4.5%
GE Institutional Money Market Fund—Investment Class
0.04%		10,991,887	(d,k)
(Cost $10,991,887)

Total Investments		243,357,112
(Cost $192,018,566)

Other Assets and Liabilities, net—0.1%		132,045

NET ASSETS—100.0%		$243,489,157

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	62	$4,204,840	$168,907

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—June 30, 2012 (unaudited)

Common Stock—93.0% †	Number of Shares	Fair Value
Advertising—1.7%
Omnicom Group Inc.	64,298	$3,124,883

Aerospace & Defense—1.7%
Honeywell International Inc.	55,725	3,111,684

Agricultural Products—1.3%
Archer-Daniels-Midland Co.	83,281	2,458,455

Air Freight & Logistics—1.5%
FedEx Corp.	4,591	420,582
United Parcel Service Inc.	30,616	2,411,316
		2,831,898

Asset Management & Custody Banks—4.3%
Ameriprise Financial Inc.	53,888	2,816,187
Invesco Ltd.	112,062	2,532,601
State Street Corp.	59,399	2,651,571	(e)
		8,000,359

Automobile Manufacturers—0.5%
Ford Motor Co.	91,846	880,803

Biotechnology—1.6%
Amgen Inc.	41,028	2,996,685	(h)

Broadcasting—0.6%
CBS Corp.	34,292	1,124,092

Cable & Satellite—1.4%
Comcast Corp.	83,281	2,662,494

Communications Equipment—3.6%
Cisco Systems Inc.	282,911	4,857,582	(h)
Qualcomm Inc.	32,455	1,807,094
		6,664,676

Computer Hardware—4.3%
Apple Inc.	13,472	7,867,648	(a,h)

Construction & Farm Machinery & Heavy Trucks—1.4%
Caterpillar Inc.	7,960	675,884
Deere & Co.	24,499	1,981,234
		2,657,118

Consumer Finance—1.4%
American Express Co.	43,782	2,548,550

Data Processing & Outsourced Services—0.5%
The Western Union Co.	58,183	979,802

Department Stores—1.0%
Macy’s Inc.	55,115	1,893,200

Diversified Chemicals—0.7%
EI du Pont de Nemours & Co.	24,494	1,238,662

Diversified Financial Services—4.3%
Citigroup Inc.	45,927	1,258,859
JPMorgan Chase & Co.	44,702	1,597,202
Wells Fargo & Co.	153,703	5,139,828
		7,995,889

Diversified Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold Inc.	38,579	1,314,387

Drug Retail—1.0%
CVS Caremark Corp.	41,028	1,917,238

Electric Utilities—1.4%
Exelon Corp.	45,927	1,727,774
FirstEnergy Corp.	17,758	873,516
		2,601,290

Electrical Components & Equipment—0.7%
Cooper Industries PLC	20,208	1,377,781

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc.	32,455	1,417,959

General Merchandise Stores—1.0%
Target Corp.	30,617	1,781,603

Healthcare Equipment—3.1%
Covidien PLC	79,607	4,258,975
Medtronic Inc.	39,804	1,541,609
		5,800,584

Healthcare Facilities—0.7%
HCA Holdings Inc.	39,803	1,211,205

Healthcare Services—1.9%
Express Scripts Holding Co.	64,298	3,589,757	(a)

Heavy Electrical Equipment—0.5%
ABB Ltd. ADR	53,888	879,452

Home Improvement Retail—0.8%
Lowe’s Companies Inc.	48,989	1,393,247

Independent Power Producers & Energy Traders—2.1%
Calpine Corp.	90,017	1,486,181	(a)
The AES Corp.	189,832	2,435,545	(a)
		3,921,726

Industrial Machinery—0.3%
Eaton Corp.	15,309	606,696

Insurance Brokers—0.7%
Marsh & McLennan Companies Inc.	41,028	1,322,332

Integrated Oil & Gas—5.6%
Chevron Corp.	43,478	4,586,929
Exxon Mobil Corp.	26,332	2,253,229	(h)
Hess Corp.	31,843	1,383,578
Occidental Petroleum Corp.	23,882	2,048,359
		10,272,095

Integrated Telecommunication Services—0.6%
AT&T Inc.	30,618	1,091,838

Internet Software & Services—1.1%
Baidu Inc. ADR	7,043	809,804	(a)
eBay Inc.	4,899	205,807	(a)
Google Inc.	1,837	1,065,589	(a)
		2,081,200

IT Consulting & Other Services—1.8%
International Business Machines Corp.	17,145	3,353,219	(h)

Life & Health Insurance—1.4%
MetLife Inc.	33,680	1,039,028
Prudential Financial Inc.	30,618	1,482,830
		2,521,858

Life Sciences Tools & Services—1.6%
Agilent Technologies Inc.	31,230	1,225,465
PerkinElmer Inc.	67,360	1,737,888
		2,963,353

Managed Healthcare—0.4%
UnitedHealth Group Inc.	11,635	680,647

Movies & Entertainment—4.4%
The Walt Disney Co.	69,809	3,385,737
Time Warner Inc.	124,003	4,774,116
		8,159,853

Multi-Line Insurance—1.0%
American International Group Inc.	41,257	1,323,937	(a)
Hartford Financial Services Group Inc.	25,719	453,426
		1,777,363

Oil & Gas Equipment & Services—1.2%
Schlumberger Ltd.	34,292	2,225,894

Oil & Gas Exploration & Production—1.7%
Anadarko Petroleum Corp.	32,455	2,148,521
Southwestern Energy Co.	33,680	1,075,402	(a)
		3,223,923

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	20,820	935,234

Oil & Gas Storage & Transportation—0.4%
The Williams Companies Inc.	25,719	741,222

Packaged Foods & Meats—2.6%
Kraft Foods Inc.	102,877	3,973,110
Nestle S.A. ADR	14,697	877,999
		4,851,109

Pharmaceuticals—4.5%
Johnson & Johnson	61,239	4,137,307
Novartis AG ADR	11,635	650,397
Pfizer Inc.	153,085	3,520,955
		8,308,659

Property & Casualty Insurance—1.4%
ACE Ltd.	35,517	2,632,875

Regional Banks—0.6%
Regions Financial Corp.	174,523	1,178,030

Reinsurance—0.5%
PartnerRe Ltd.	11,023	834,110

Research & Consulting Services—0.7%
Nielsen Holdings N.V.	49,601	1,300,538	(a)

Semiconductors—3.0%
Altera Corp.	24,494	828,877
Analog Devices Inc.	24,494	922,689
Intel Corp.	77,158	2,056,261
Texas Instruments Inc.	59,399	1,704,157
		5,511,984

Soft Drinks—3.9%
Coca-Cola Enterprises Inc.	90,017	2,524,077
PepsiCo Inc.	65,523	4,629,855
		7,153,932

Steel—1.0%
Allegheny Technologies Inc.	55,113	1,757,554

Systems Software—5.6%
Microsoft Corp.	205,141	6,275,263	(h)
Oracle Corp.	136,557	4,055,743	(h)
		10,331,006

Total Common Stock		172,059,651
(Cost $157,274,021)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	41,894	612,490	(n)
Industrial Select Sector SPDR Fund	68,198	2,432,623	(n,h)

Total Exchange Traded Funds		3,045,113
(Cost $2,652,400)

Other Investments—0.0%*
GEI Investment Fund	16,838	(k)
(Cost $15,591)

Total Investments in Securities	175,121,602
(Cost $159,942,012)

Short-Term Investments—5.0%
GE Institutional Money Market Fund - Investment Class
0.04%	9,172,694	(d,k)
(Cost $9,172,694)

Total Investments	184,294,296
(Cost $169,114,706)
Other Assets and Liabilities, net—0.4%	653,532

NET ASSETS—100.0%	$184,947,828

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 E Mini Index Futures	September 2012	119	$8,070,580	$55,346

GE Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2012 (unaudited)

Common Stock—93.1% †	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	89,248	$4,337,453

Aerospace & Defense—1.4%
Honeywell International Inc.	157,501	8,794,856

Agricultural Products—1.3%
Archer-Daniels-Midland Co.	281,258	8,302,736

Air Freight & Logistics—2.4%
FedEx Corp.	6,374	583,922
United Parcel Service Inc.	182,915	14,406,385
		14,990,307

Application Software—0.4%
Intuit Inc.	39,949	2,370,973

Asset Management & Custody Banks—4.3%
Ameriprise Financial Inc.	185,040	9,670,190
Invesco Ltd.	392,180	8,863,268
State Street Corp.	186,145	8,309,513	(e)
		26,842,971

Automobile Manufacturers—0.2%
Ford Motor Co.	127,497	1,222,696

Biotechnology—2.1%
Amgen Inc.	129,197	9,436,549	(h)
Gilead Sciences Inc.	77,348	3,966,406	(a)
		13,402,955

Broadcasting—1.1%
CBS Corp.	47,599	1,560,295
Discovery Communications Inc.	102,847	5,151,606	(a)
		6,711,901

Cable & Satellite—3.2%
Comcast Corp.	292,987	9,366,794
DIRECTV	113,897	5,560,452	(a)
Liberty Global Inc.	111,243	5,311,853	(a)
		20,239,099

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	63,748	2,772,401

Communications Equipment—3.9%
Cisco Systems Inc.	838,333	14,394,178	(h)
Qualcomm Inc.	179,345	9,985,930
		24,380,108

Computer Hardware—4.3%
Apple Inc.	46,239	27,003,576	(a,h)

Construction & Farm Machinery & Heavy Trucks—0.6%
Caterpillar Inc.	11,050	938,256
Deere & Co.	34,000	2,749,580
		3,687,836

Consumer Finance—1.3%
American Express Co.	141,351	8,228,042

Data Processing & Outsourced Services—3.8%
Paychex Inc.	169,996	5,339,574
The Western Union Co.	684,573	11,528,209
Visa Inc.	56,099	6,935,519
		23,803,302

Department Stores—0.4%
Macy’s Inc.	76,498	2,627,706

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	33,999	1,719,329

Diversified Financial Services—3.5%
Citigroup Inc.	195,240	5,351,528
JPMorgan Chase & Co.	62,048	2,216,975
Wells Fargo & Co.	440,289	14,723,264
		22,291,767

Diversified Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold Inc.	158,691	5,406,602

Drug Retail—0.4%
CVS Caremark Corp.	56,949	2,661,227

Electric Utilities—1.2%
Exelon Corp.	63,748	2,398,200
FirstEnergy Corp.	99,617	4,900,160
		7,298,360

Electrical Components & Equipment—0.3%
Cooper Industries PLC	28,049	1,912,381

Fertilizers & Agricultural Chemicals—1.2%
Monsanto Co.	69,698	5,769,600
Potash Corporation of Saskatchewan Inc.	45,049	1,968,191
		7,737,791

General Merchandise Stores—1.1%
Target Corp.	120,102	6,988,735

Healthcare Equipment—3.1%
Covidien PLC	329,622	17,634,777
Medtronic Inc.	55,249	2,139,794
		19,774,571

Healthcare Facilities—0.3%
HCA Holdings Inc.	55,248	1,681,197

Healthcare Services—2.9%
Express Scripts Holding Co.	332,852	18,583,127	(a)

Heavy Electrical Equipment—0.2%
ABB Ltd. ADR	74,798	1,220,703

Home Building—0.7%
MDC Holdings Inc.	131,577	4,298,621

Home Furnishing Retail—0.5%
Bed Bath & Beyond Inc.	53,549	3,309,328	(a)

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	434,339	12,352,601

Independent Power Producers & Energy Traders—0.9%
Calpine Corp.	124,947	2,062,875	(a)
The AES Corp.	263,493	3,380,615	(a)
		5,443,490

Industrial Machinery—0.9%
Dover Corp.	87,548	4,693,448
Eaton Corp.	21,249	842,098
		5,535,546
Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	56,949	1,835,466

Integrated Oil & Gas—4.3%
Chevron Corp.	130,982	13,818,601
Exxon Mobil Corp.	36,549	3,127,498	(h)
Hess Corp.	44,199	1,920,447
Occidental Petroleum Corp.	95,623	8,201,585
		27,068,131

Integrated Telecommunication Services—0.2%
AT&T Inc.	42,499	1,515,514

Internet Retail—0.4%
Amazon.com Inc.	10,625	2,426,219	(a)

Internet Software & Services—2.7%
Baidu Inc. ADR	60,774	6,987,795	(a)
eBay Inc.	199,745	8,391,288	(a)
Google Inc.	2,550	1,479,179	(a)
		16,858,262

Investment Banking & Brokerage—1.1%
The Goldman Sachs Group Inc.	70,123	6,721,991

IT Consulting & Other Services—0.7%
International Business Machines Corp.	23,799	4,654,608

Life & Health Insurance—0.6%
MetLife Inc.	46,749	1,442,207
Prudential Financial Inc.	42,499	2,058,227
		3,500,434

Life Sciences Tools & Services—1.3%
Agilent Technologies Inc.	154,271	6,053,594
PerkinElmer Inc.	93,498	2,412,248
		8,465,842

Managed Healthcare—0.1%
UnitedHealth Group Inc.	16,150	944,775

Movies & Entertainment—2.7%
The Walt Disney Co.	96,898	4,699,553
Time Warner Inc.	324,522	12,494,097
		17,193,650

Multi-Line Insurance—0.4%
American International Group Inc.	57,266	1,837,666	(a)
Hartford Financial Services Group Inc.	35,699	629,373
		2,467,039

Oil & Gas Equipment & Services—1.7%
Schlumberger Ltd.	164,046	10,648,226

Oil & Gas Exploration & Production—1.6%
Anadarko Petroleum Corp.	135,062	8,941,104
Southwestern Energy Co.	46,749	1,492,696	(a)
		10,433,800

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	28,899	1,298,143

Oil & Gas Storage & Transportation—0.2%
The Williams Companies Inc.	35,699	1,028,845

Packaged Foods & Meats—1.9%
Kraft Foods Inc.	282,618	10,914,707
Nestle S.A. ADR	20,399	1,218,636
		12,133,343

Pharmaceuticals—3.9%
Bristol-Myers Squibb Co.	156,481	5,625,492
Johnson & Johnson	84,999	5,742,533
Novartis AG ADR	16,150	902,785
Pfizer Inc.	536,761	12,345,503
		24,616,313

Property & Casualty Insurance—1.4%
ACE Ltd.	122,907	9,111,096

Real Estate Services—0.3%
CBRE Group Inc.	113,047	1,849,449	(a)

Regional Banks—0.9%
Regions Financial Corp.	828,219	5,590,478

Reinsurance—0.2%
PartnerRe Ltd.	15,300	1,157,751

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	68,848	1,805,195	(a)

Semiconductors—2.8%
Altera Corp.	33,999	1,150,526
Analog Devices Inc.	33,999	1,280,742
Intel Corp.	347,641	9,264,633
Texas Instruments Inc.	207,650	5,957,479
		17,653,380

Soft Drinks—2.6%
Coca-Cola Enterprises Inc.	124,947	3,503,514
PepsiCo Inc.	185,295	13,092,945
		16,596,459

Specialized Finance—1.0%
CME Group Inc.	24,649	6,608,643

Specialized REITs—0.9%
American Tower Corp.	84,998	5,942,210

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	57,799	2,774,352

Steel—0.4%
Allegheny Technologies Inc.	76,498	2,439,521

Systems Software—4.5%
Microsoft Corp.	534,976	16,364,916	(h)
Oracle Corp.	400,340	11,890,098
		28,255,014

Tobacco—0.9%
Altria Group Inc.	163,366	5,644,295

Total Common Stock		587,172,738
(Cost $547,817,422)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	138,948	2,031,420	(n)
Industrial Select Sector SPDR Fund	225,126	8,030,244	(n)

Total Exchange Traded Funds		10,061,664
(Cost $11,256,781)

Other Investments—0.0%*
GEI Investment Fund		62,712	(k)
(Cost $58,067)

Total Investments in Securities		597,297,114
(Cost $559,132,270)

Short-Term Investments—4.9%
GE Institutional Money Market Fund—Investment Class
0.04%	30,620,942	(d,k)
(Cost $30,620,942)

Total Investments	627,918,056
(Cost $589,753,212)
Other Assets & Liabilities—0.4%	2,564,122

NET ASSETS—100.0%	$630,482,178

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	285	$19,328,700	$634,525

GE Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2012 (unaudited)

Common Stock—96.0% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	718	$34,895
The Interpublic Group of Companies Inc.	1,248	13,541
		48,436

Aerospace & Defense—2.4%
General Dynamics Corp.	983	64,839
Goodrich Corp.	349	44,288
Honeywell International Inc.	2,121	118,437
L-3 Communications Holdings Inc.	271	20,057
Lockheed Martin Corp.	735	64,004
Northrop Grumman Corp.	702	44,781
Precision Castparts Corp.	400	65,796
Raytheon Co.	941	53,251
Rockwell Collins Inc.	393	19,395
Textron Inc.	705	17,533
The Boeing Co.	2,037	151,349
United Technologies Corp.	2,483	187,541
		851,271

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	1,825	53,874

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	416	24,348
Expeditors International of Washington Inc.	542	21,003
FedEx Corp.	864	79,151
United Parcel Service Inc.	2,614	205,879
		330,381

Airlines—0.1%
Southwest Airlines Co.	2,021	18,634

Aluminum—0.1%
Alcoa Inc.	2,716	23,765

Apparel Retail—0.6%
Abercrombie & Fitch Co.	224	7,647
Ltd Brands Inc.	690	29,346
Ross Stores Inc.	598	37,357
The Gap Inc.	938	25,664
TJX Companies Inc.	2,069	88,822
Urban Outfitters Inc.	318	8,774	(a)
		197,610

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	796	46,550
Fossil Inc.	140	10,716	(a)
Ralph Lauren Corp.	164	22,970
VF Corp.	244	32,562
		112,798

Application Software—0.6%
Adobe Systems Inc.	1,371	44,379	(a)
Autodesk Inc.	590	20,644	(a)
Citrix Systems Inc.	480	40,291	(a)
Intuit Inc.	817	48,489
Salesforce.com Inc.	376	51,986	(a)
		205,789

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	573	29,945
BlackRock Inc.	353	59,946
Federated Investors Inc.	238	5,200
Franklin Resources Inc.	396	43,952
Invesco Ltd.	1,180	26,668
Legg Mason Inc.	299	7,885
Northern Trust Corp.	617	28,394
State Street Corp.	1,347	60,130	(e)
T Rowe Price Group Inc.	705	44,387
The Bank of New York Mellon Corp.	3,317	72,808
		379,315

Auto Parts & Equipment—0.2%
Borgwarner Inc.	300	19,677	(a)
Johnson Controls Inc.	1,880	52,095
		71,772

Automobile Manufacturers—0.3%
Ford Motor Co.	10,404	99,774

Automotive Retail—0.2%
AutoNation Inc.	103	3,634	(a)
AutoZone Inc.	70	25,702	(a)
CarMax Inc.	577	14,967	(a)
O’Reilly Automotive Inc.	355	29,738	(a)
		74,041

Biotechnology—1.4%
Alexion Pharmaceuticals Inc.	500	49,650	(a)
Amgen Inc.	2,161	157,839
Biogen Idec Inc.	655	94,569	(a)
Celgene Corp.	1,205	77,313	(a)
Gilead Sciences Inc.	2,074	106,355	(a)
		485,726

Brewers—0.1%
Molson Coors Brewing Co.	406	16,894

Broadcasting—0.3%
CBS Corp.	1,707	55,955
Discovery Communications Inc.	721	38,934	(a)
Scripps Networks Interactive Inc.	232	13,192
		108,081

Building Products—0.0%*
Masco Corp.	914	12,677

Cable & Satellite—1.2%
Cablevision Systems Corp.	588	7,815
Comcast Corp.	7,348	234,916
DIRECTV	1,825	89,096	(a)
Time Warner Cable Inc.	865	71,017
		402,844

Casinos & Gaming—0.1%
International Game Technology	766	12,065
Wynn Resorts Ltd.	225	23,337
		35,402

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	578	5,034	(a)
CONSOL Energy Inc.	579	17,509
Peabody Energy Corp.	691	16,943
		39,486

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	479	5,638

Communications Equipment—1.8%
Cisco Systems Inc.	14,671	251,901	(h)
F5 Networks Inc.	207	20,609	(a)
Harris Corp.	325	13,601
JDS Uniphase Corp.	579	6,369	(a)
Juniper Networks Inc.	1,361	22,198	(a)
Motorola Solutions Inc.	818	39,354
Qualcomm Inc.	4,705	261,974
		616,006

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	729	15,280
GameStop Corp.	361	6,628
		21,908
Computer Hardware—4.7%
Apple Inc.	2,531	1,478,104	(a)
Dell Inc.	4,221	52,847	(a)
Hewlett-Packard Co.	5,406	108,715
		1,639,666

Computer Storage & Peripherals—0.7%
EMC Corp.	5,711	146,373	(a)
Lexmark International Inc.	202	5,369
NetApp Inc.	939	29,879	(a)
SanDisk Corp.	609	22,216	(a)
Seagate Technology PLC	1,000	24,730
Western Digital Corp.	593	18,075	(a)
		246,642

Construction & Engineering—0.1%
Fluor Corp.	445	21,956
Jacobs Engineering Group Inc.	324	12,267	(a)
Quanta Services Inc.	552	13,287	(a)
		47,510

Construction & Farm Machinery & Heavy Trucks—1.0%
Caterpillar Inc.	1,768	150,121
Cummins Inc.	531	51,459
Deere & Co.	1,103	89,200
Joy Global Inc.	268	15,204
PACCAR Inc.	933	36,564
		342,548

Construction Materials—0.0%*
Vulcan Materials Co.	330	13,104

Consumer Electronics—0.0%*
Harman International Industries Inc.	178	7,049

Consumer Finance—0.9%
American Express Co.	2,771	161,300	(h)
Capital One Financial Corp.	1,620	88,549
Discover Financial Services	1,393	48,170
SLM Corp.	1,346	21,146
		319,165
Data Processing & Outsourced Services—1.4%
Automatic Data Processing Inc.	1,349	75,085
Computer Sciences Corp.	396	9,829
Fidelity National Information Services Inc.	589	20,073
Fiserv Inc.	367	26,505	(a)
Mastercard Inc.	291	125,162
Paychex Inc.	822	25,819
The Western Union Co.	1,614	27,180
Total System Services Inc.	413	9,883
Visa Inc.	1,358	167,890
		487,426

Department Stores—0.3%
JC Penney Company Inc.	334	7,786
Kohl’s Corp.	709	32,252
Macy’s Inc.	1,090	37,442
Nordstrom Inc.	428	21,267
Sears Holdings Corp.	110	6,567
		105,314

Distillers & Vintners—0.2%
Beam Inc.	441	27,558
Brown-Forman Corp.	263	25,472
Constellation Brands Inc.	457	12,366	(a)
		65,396

Distributors—0.1%
Genuine Parts Co.	402	24,221

Diversified Chemicals—0.9%
Eastman Chemical Co.	362	18,234
EI du Pont de Nemours & Co.	2,549	128,903
FMC Corp.	366	19,574
PPG Industries Inc.	404	42,872
The Dow Chemical Co.	3,247	102,281
		311,864

Diversified Financial Services—4.3%
Bank of America Corp.	29,251	239,273	(h)
Citigroup Inc.	7,982	218,787
Comerica Inc.	513	15,754
JPMorgan Chase & Co.	10,386	371,092
U.S. Bancorp	5,217	167,779
Wells Fargo & Co.	14,438	482,807
		1,495,492

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	2,601	88,616
Titanium Metals Corp.	230	2,601
		91,217

Diversified REITs—0.1%
Vornado Realty Trust	514	43,166

Diversified Support Services—0.1%
Cintas Corp.	288	11,120
Iron Mountain Inc.	512	16,876
		27,996

Drug Retail—0.7%
CVS Caremark Corp.	3,555	166,125
Walgreen Co.	2,401	71,022
		237,147
Education Services—0.0%*
Apollo Group Inc.	311	11,255	(a)
DeVry Inc.	156	4,831
		16,086

Electric Utilities—2.0%
American Electric Power Company Inc.	1,336	53,306
Duke Energy Corp.	3,666	84,538
Edison International	905	41,811
Entergy Corp.	454	30,822
Exelon Corp.	2,334	87,805
FirstEnergy Corp.	1,155	56,814
NextEra Energy Inc.	1,144	78,719
Northeast Utilities	876	33,998
Pepco Holdings Inc.	576	11,272
Pinnacle West Capital Corp.	278	14,384
PPL Corp.	1,606	44,663
Progress Energy Inc.	818	49,219
The Southern Co.	2,372	109,824
		697,175

Electrical Components & Equipment—0.5%
Cooper Industries PLC	444	30,272
Emerson Electric Co.	2,014	93,812
Rockwell Automation Inc.	368	24,310
Roper Industries Inc.	273	26,912
		175,306

Electronic Components—0.2%
Amphenol Corp.	461	25,318
Corning Inc.	4,205	54,371
		79,689

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	408	7,956

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	502	10,206
Molex Inc.	355	8,499
TE Connectivity Ltd.	1,187	37,877
		56,582

Environmental & Facilities Services—0.2%
Republic Services Inc.	890	23,549
Stericycle Inc.	219	20,076	(a)
Waste Management Inc.	1,211	40,447
		84,072

Fertilizers & Agricultural Chemicals—0.6%
CF Industries Holdings Inc.	182	35,261
Monsanto Co.	1,465	121,273
The Mosaic Co.	777	42,549
		199,083

Food Distributors—0.1%
Sysco Corp.	1,620	48,292

Food Retail—0.3%
Safeway Inc.	904	16,408
The Kroger Co.	1,548	35,898
Whole Foods Market Inc.	451	42,989
		95,295
Footwear—0.3%
NIKE Inc.	1,005	88,219

Gas Utilities—0.1%
AGL Resources Inc.	300	11,625
ONEOK Inc.	587	24,836
		36,461

General Merchandise Stores—0.5%
Big Lots Inc.	146	5,955	(a)
Dollar Tree Inc.	664	35,723	(a)
Family Dollar Stores Inc.	312	20,742
Target Corp.	1,839	107,011
		169,431

Gold—0.2%
Newmont Mining Corp.	1,362	66,071

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	699	27,506
Cardinal Health Inc.	961	40,362
McKesson Corp.	679	63,656
Patterson Companies Inc.	245	8,445
		139,969

Healthcare Equipment—1.7%
Baxter International Inc.	1,539	81,798
Becton Dickinson and Co.	583	43,579
Boston Scientific Corp.	3,901	22,119	(a)
CareFusion Corp.	570	14,638	(a)
Covidien PLC	1,330	71,155
CR Bard Inc.	219	23,529
Edwards Lifesciences Corp.	293	30,267	(a)
Intuitive Surgical Inc.	108	59,809	(a)
Medtronic Inc.	2,849	110,342
St Jude Medical Inc.	840	33,524
Stryker Corp.	897	49,425
Varian Medical Systems Inc.	299	18,170	(a)
Zimmer Holdings Inc.	490	31,536
		589,891
Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	1,250	6,550	(a)

Healthcare Services—0.6%
DaVita Inc.	244	23,963	(a)
Express Scripts Holding Co.	2,187	122,100	(a)
Laboratory Corporation of America Holdings	256	23,708	(a)
Quest Diagnostics Inc.	402	24,080
		193,851
Healthcare Supplies—0.0%*
DENTSPLY International Inc.	359	13,574

Healthcare Technology—0.1%
Cerner Corp.	408	33,725	(a)
Home Building—0.1%
DR Horton Inc.	717	13,178
Lennar Corp.	410	12,673
PulteGroup Inc.	860	9,202	(a)
		35,053
Home Entertainment Software—0.0%*
Electronic Arts Inc.	849	10,485	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	656	40,541	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	365	7,712

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	3,203	91,093
The Home Depot Inc.	4,202	222,664
		313,757

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	1,259	43,146
Marriott International Inc.	750	29,400
Starwood Hotels & Resorts Worldwide Inc.	498	26,414
Wyndham Worldwide Corp.	416	21,940
		120,900

Household Appliances—0.0%*
Whirlpool Corp.	195	11,926

Household Products—2.0%
Colgate-Palmolive Co.	1,311	136,475
Kimberly-Clark Corp.	1,080	90,472
The Clorox Co.	340	24,636
The Procter & Gamble Co.	7,488	458,640
		710,223

Housewares & Specialties—0.0%*
Newell Rubbermaid Inc.	743	13,478

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	375	10,714

Hypermarkets & Super Centers—1.3%
Costco Wholesale Corp.	1,191	113,145
Wal-Mart Stores Inc.	4,653	324,407
		437,552

Independent Power Producers & Energy Traders—0.1%
NRG Energy Inc.	615	10,676	(a)
The AES Corp.	1,677	21,516	(a)
		32,192

Industrial Conglomerates—2.6%
Danaher Corp.	1,571	81,818
General Electric Co.	28,786	599,900	(h,l)
Tyco International Ltd.	1,269	67,067
3M Co.	1,896	169,882
		918,667

Industrial Gases—0.4%
Air Products & Chemicals Inc.	584	47,146
Airgas Inc.	178	14,954
Praxair Inc.	819	89,050
		151,150

Industrial Machinery—0.8%
Dover Corp.	476	25,518
Eaton Corp.	871	34,518
Flowserve Corp.	143	16,409
Illinois Tool Works Inc.	1,330	70,344
Ingersoll-Rand PLC	831	35,052
Pall Corp.	296	16,224
Parker Hannifin Corp.	421	32,366
Snap-on Inc.	149	9,275
Stanley Black & Decker Inc.	475	30,571
Xylem Inc.	470	11,830
		282,107

Industrial REITs—0.1%
Prologis Inc.	1,276	42,401

Insurance Brokers—0.3%
Aon PLC	903	42,242
Marsh & McLennan Companies Inc.	1,504	48,474
		90,716

Integrated Oil & Gas—5.5%
Chevron Corp.	5,373	566,852
Exxon Mobil Corp.	12,699	1,086,653	(h)
Hess Corp.	843	36,628
Murphy Oil Corp.	494	24,843
Occidental Petroleum Corp.	2,212	189,723
		1,904,699

Integrated Telecommunication Services—2.9%
AT&T Inc.	15,913	567,458	(h)
CenturyLink Inc.	1,706	67,370
Frontier Communications Corp.	2,541	9,732
Verizon Communications Inc.	7,716	342,899
Windstream Corp.	1,695	16,374
		1,003,833

Internet Retail—1.0%
Amazon.com Inc.	992	226,523	(a)
Expedia Inc.	254	12,210
Netflix Inc.	139	9,517	(a)
priceline.com Inc.	137	91,039	(a)
TripAdvisor Inc.	254	11,351	(a)
		350,640

Internet Software & Services—1.8%
Akamai Technologies Inc.	477	15,145	(a)
eBay Inc.	3,131	131,533	(a)
Google Inc.	690	400,248	(a)
VeriSign Inc.	430	18,735	(a)
Yahoo! Inc.	3,356	53,125	(a)
		618,786

Investment Banking & Brokerage—0.7%
E*TRADE Financial Corp.	643	5,170	(a)
Morgan Stanley	4,207	61,380
The Charles Schwab Corp.	3,010	38,919
The Goldman Sachs Group Inc.	1,353	129,699
		235,168

IT Consulting & Other Services—2.3%
Accenture PLC	1,773	106,540
Cognizant Technology Solutions Corp.	839	50,340	(a)
International Business Machines Corp.	3,149	615,881	(h)
SAIC Inc.	712	8,629
Teradata Corp.	431	31,036	(a)
		812,426

Leisure Products—0.1%
Hasbro Inc.	282	9,551
Mattel Inc.	887	28,774
		38,325

Life & Health Insurance—0.8%
Aflac Inc.	1,292	55,026
Lincoln National Corp.	800	17,496
MetLife Inc.	2,910	89,774
Principal Financial Group Inc.	820	21,509
Prudential Financial Inc.	1,296	62,765
Torchmark Corp.	245	12,385
Unum Group	786	15,036
		273,991

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	968	37,984
Life Technologies Corp.	456	20,515	(a)
PerkinElmer Inc.	288	7,430
Thermo Fisher Scientific Inc.	1,012	52,533
Waters Corp.	234	18,596	(a)
		137,058

Managed Healthcare—1.0%
Aetna Inc.	912	35,358
Cigna Corp.	799	35,156
Coventry Healthcare Inc.	378	12,017
Humana Inc.	457	35,390
UnitedHealth Group Inc.	2,852	166,842
WellPoint Inc.	889	56,709
		341,472

Metal & Glass Containers—0.1%
Ball Corp.	429	17,610
Owens-Illinois Inc.	419	8,032	(a)
		25,642

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	603	27,575

Movies & Entertainment—1.5%
News Corp.	5,891	131,310
The Walt Disney Co.	4,884	236,874
Time Warner Inc.	2,584	99,484
Viacom Inc.	1,486	69,872
		537,540

Multi-Line Insurance—0.4%
American International Group Inc.	1,767	56,703	(a)
Assurant Inc.	246	8,571
Genworth Financial Inc.	1,252	7,086	(a)
Hartford Financial Services Group Inc.	1,137	20,045
Loews Corp.	793	32,442
		124,847

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	506	10,763

Multi-Utilities—1.4%
Ameren Corp.	616	20,661
CenterPoint Energy Inc.	1,086	22,448
CMS Energy Corp.	644	15,134
Consolidated Edison Inc.	810	50,374
Dominion Resources Inc.	1,565	84,510
DTE Energy Co.	432	25,631
Integrys Energy Group Inc.	199	11,317
NiSource Inc.	714	17,672
PG&E Corp.	1,180	53,419
Public Service Enterprise Group Inc.	1,403	45,597
SCANA Corp.	292	13,969
Sempra Energy	668	46,012
TECO Energy Inc.	549	9,915
Wisconsin Energy Corp.	597	23,623
Xcel Energy Inc.	1,354	38,467
		478,749

Office Electronics—0.1%
Xerox Corp.	3,577	28,151

Office REITs—0.1%
Boston Properties Inc.	412	44,648

Office Services & Supplies—0.0%*
Avery Dennison Corp.	270	7,382
Pitney Bowes Inc.	520	7,784
		15,166

Oil & Gas Drilling—0.4%
Diamond Offshore Drilling Inc.	177	10,466
Helmerich & Payne Inc.	273	11,870
Nabors Industries Ltd.	734	10,570	(a)
Noble Corp.	644	20,949
Phillips 66	1,768	58,768	(a)
Rowan Companies PLC	325	10,507	(a)
		123,130

Oil & Gas Equipment & Services—1.4%
Baker Hughes Inc.	1,210	49,731
Cameron International Corp.	689	29,427	(a)
FMC Technologies Inc.	614	24,087	(a)
Halliburton Co.	2,537	72,025
National Oilwell Varco Inc.	1,165	75,073
Schlumberger Ltd.	3,634	235,883
		486,226

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	1,368	90,562
Apache Corp.	1,054	92,636
Cabot Oil & Gas Corp.	534	21,040
Chesapeake Energy Corp.	1,853	34,466
ConocoPhillips	3,490	195,021
Denbury Resources Inc.	1,014	15,322	(a)
Devon Energy Corp.	1,112	64,485
EOG Resources Inc.	740	66,681
EQT Corp.	381	20,433
Marathon Oil Corp.	1,949	49,836
Newfield Exploration Co.	338	9,907	(a)
Noble Energy Inc.	492	41,731
Pioneer Natural Resources Co.	345	30,432
QEP Resources Inc.	451	13,516

Range Resources Corp.	410	25,367
Southwestern Energy Co.	888	28,354	(a)
WPX Energy Inc.	500	8,090	(a)
		807,879

Oil & Gas Refining & Marketing—0.3%
Marathon Petroleum Corp.	909	40,832
Sunoco Inc.	310	14,725
Tesoro Corp.	367	9,160	(a)
Valero Energy Corp.	1,456	35,162
		99,879

Oil & Gas Storage & Transportation—0.3%
Spectra Energy Corp.	1,801	52,337
The Williams Companies Inc.	1,730	49,859
		102,196

Packaged Foods & Meats—1.5%
Campbell Soup Co.	466	15,555
ConAgra Foods Inc.	1,158	30,027
Dean Foods Co.	468	7,970	(a)
General Mills Inc.	1,774	68,370
HJ Heinz Co.	886	48,181
Hormel Foods Corp.	354	10,769
Kellogg Co.	639	31,522
Kraft Foods Inc.	4,822	186,226
McCormick & Company Inc.	338	20,500
Mead Johnson Nutrition Co.	564	45,408
The Hershey Co.	391	28,164
The JM Smucker Co.	296	22,354
Tyson Foods Inc.	765	14,405
		529,451

Paper Packaging—0.0%*
Bemis Company Inc.	269	8,430
Sealed Air Corp.	409	6,315
		14,745

Paper Products—0.1%
International Paper Co.	1,220	35,270
MeadWestvaco Corp.	433	12,449
		47,719

Personal Products—0.1%
Avon Products Inc.	1,098	17,799
The Estee Lauder Companies Inc.	582	31,498
		49,297

Pharmaceuticals—6.0%
Abbott Laboratories	4,282	276,061	(h)
Allergan Inc.	836	77,389
Bristol-Myers Squibb Co.	4,608	165,658
Eli Lilly & Co.	2,794	119,891	(h)
Forest Laboratories Inc.	748	26,173	(a)
Hospira Inc.	428	14,971	(a)
Johnson & Johnson	7,463	504,200	(h)
Merck & Company Inc.	8,284	345,857
Mylan Inc.	1,121	23,956	(a)
Perrigo Co.	262	30,898
Pfizer Inc.	20,496	471,408	(h)
Watson Pharmaceuticals Inc.	323	23,899	(a)
		2,080,361

Pipelines—0.1%
Kinder Morgan Inc.	1,331	42,885

Property & Casualty Insurance—2.0%
ACE Ltd.	928	68,793
Berkshire Hathaway Inc.	4,782	398,484	(a)
Cincinnati Financial Corp.	416	15,837
The Allstate Corp.	1,380	48,424
The Chubb Corp.	749	54,542
The Progressive Corp.	1,704	35,494
The Travelers Companies Inc.	1,082	69,075
XL Group PLC	784	16,495
		707,144

Publishing—0.1%
Gannett Company Inc.	614	9,044
The McGraw-Hill Companies Inc.	735	33,075
The Washington Post Co.	13	4,860
		46,979

Railroads—0.8%
CSX Corp.	2,901	64,866
Norfolk Southern Corp.	911	65,382
Union Pacific Corp.	1,311	156,415
		286,663

Real Estate Services—0.1%
CBRE Group Inc.	951	15,558	(a)

Regional Banks—0.9%
BB&T Corp.	1,926	59,417
Fifth Third Bancorp	2,573	34,478
First Horizon National Corp.	672	5,813
Huntington Bancshares Inc.	2,204	14,106
KeyCorp	2,427	18,785
M&T Bank Corp.	355	29,312
PNC Financial Services Group Inc.	1,448	88,487
Regions Financial Corp.	4,001	27,007
SunTrust Banks Inc.	1,471	35,642
Zions Bancorporation	469	9,108
		322,155

Research & Consulting Services—0.1%
Equifax Inc.	314	14,632
The Dun & Bradstreet Corp.	126	8,967
		23,599

Residential REITs—0.3%
Apartment Investment & Management Co.	305	8,244
AvalonBay Communities Inc.	265	37,492
Equity Residential	830	51,759
		97,495

Restaurants—1.4%
Chipotle Mexican Grill Inc.	87	33,056	(a)
Darden Restaurants Inc.	348	17,619
McDonald’s Corp.	2,774	245,582
Starbucks Corp.	2,062	109,946
Yum! Brands Inc.	1,264	81,427
		487,630

Retail REITs—0.4%
Kimco Realty Corp.	1,039	19,772
Simon Property Group Inc.	837	130,287
		150,059

Semiconductor Equipment—0.3%
Applied Materials Inc.	3,365	38,563
KLA-Tencor Corp.	429	21,128
Lam Research Corp.	566	21,361	(a)
Teradyne Inc.	473	6,650	(a)
		87,702

Semiconductors—1.9%
Advanced Micro Devices Inc.	1,474	8,446	(a)
Altera Corp.	823	27,850
Analog Devices Inc.	765	28,818
Broadcom Corp.	1,360	45,968
First Solar Inc.	139	2,093	(a)
Intel Corp.	13,692	364,892	(h)
Linear Technology Corp.	581	18,203
LSI Corp.	1,546	9,848	(a)
Microchip Technology Inc.	486	16,077
Micron Technology Inc.	2,677	16,892	(a)
NVIDIA Corp.	1,532	21,172	(a)
Texas Instruments Inc.	3,141	90,115
Xilinx Inc.	678	22,760
		673,134

Soft Drinks—2.5%
Coca-Cola Enterprises Inc.	830	23,273
Dr Pepper Snapple Group Inc.	565	24,719
Monster Beverage Corp.	400	28,480
PepsiCo Inc.	4,275	302,072
The Coca-Cola Co.	6,153	481,103	(h)
		859,647

Specialized Consumer Services—0.0%*
H&R Block Inc.	779	12,448

Specialized Finance—0.3%
CME Group Inc.	184	49,332
IntercontinentalExchange Inc.	188	25,564	(a)
Moody’s Corp.	506	18,494
NYSE Euronext	668	17,087
The NASDAQ OMX Group Inc.	291	6,597
		117,074

Specialized REITs—1.0%
American Tower Corp.	1,083	75,713
HCP Inc.	1,135	50,110
Healthcare Inc.	557	32,473
Host Hotels & Resorts Inc.	1,984	31,387
Plum Creek Timber Company Inc.	413	16,396
Public Storage	393	56,753
Ventas Inc.	800	50,496
Weyerhaeuser Co.	1,375	30,745
		344,073

Specialty Chemicals—0.3%
Ecolab Inc.	792	54,276
International Flavors & Fragrances Inc.	205	11,234
Sigma-Aldrich Corp.	311	22,992
The Sherwin-Williams Co.	226	29,911
		118,413

Specialty Stores—0.1%
Staples Inc.	1,821	23,764
Tiffany & Co.	326	17,262
		41,026

Steel—0.2%
Allegheny Technologies Inc.	271	8,642
Cliffs Natural Resources Inc.	369	18,188
Nucor Corp.	886	33,579
United States Steel Corp.	367	7,560
		67,969

Systems Software—3.0%
BMC Software Inc.	452	19,291	(a)
CA Inc.	969	26,250
Microsoft Corp.	20,294	620,793	(h)
Oracle Corp.	10,671	316,929
Red Hat Inc.	493	27,845	(a)
Symantec Corp.	1,929	28,183	(a)
		1,039,291

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	1,345	8,568
People’s United Financial Inc.	961	11,157
		19,725

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	623	7,358	(a)

Tobacco—2.0%
Altria Group Inc.	5,580	192,789	(h)
Lorillard Inc.	366	48,294
Philip Morris International Inc.	4,683	408,639
Reynolds American Inc.	930	41,729
		691,451

Trading Companies & Distributors—0.2%
Fastenal Co.	825	33,256
WW Grainger Inc.	171	32,702
		65,958

Trucking—0.0%*
Ryder System Inc.	131	4,717

Wireless Telecommunication Services—0.2%
Crown Castle International Corp.	697	40,886	(a)
MetroPCS Communications Inc.	678	4,102	(a)
Sprint Nextel Corp.	7,638	24,900	(a)
		69,888

Total Common Stock		33,494,300
(Cost $28,974,314)

Other Investments—0.1%
GEI Investment Fund		23,451	(k)
(Cost $21,714)

Total Investments in Securities		33,517,751
(Cost $28,996,028)
Short-Term Investments—3.6%
GE Institutional Money Market Fund - Investment Class
0.04%		1,254,948	(d,k)
(Cost $1,254,948)

Total Investments		34,772,699
(Cost $30,250,976)

Other Assets and Liabilities, net—0.3%		116,351

NET ASSETS—100.0%		$34,889,050

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	16	$1,085,120	$36,683

GE Institutional Income Fund

Schedule of Investments—June 30, 2012 (unaudited)

Bonds and Notes - 81.1% †		Principal Amount	Fair Value
U.S. Treasuries—11.3%
U.S. Treasury Bonds
3.00%	05/15/42	$11,015,900	$11,537,437	(h)
3.13%	02/15/42	13,349,800	14,338,513	(h)
U.S. Treasury Notes
0.32%	03/31/14	5,139,100	5,133,077	(d,h)
0.68%	01/31/17	182,800	184,385	(d)
0.72%	05/31/17	5,415,600	5,390,639	(d,h)
1.75%	05/15/22	9,501,700	9,578,901	(h)
			46,162,952
Agency Mortgage Backed—34.0%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,296,000	2,356,279
4.50%	06/01/33 - 02/01/35	50,124	53,664	(h)
5.00%	07/01/35 - 06/01/41	2,289,674	2,537,454	(h)
5.50%	05/01/20 - 04/01/39	1,198,345	1,329,732	(h)
6.00%	04/01/17 - 11/01/37	1,783,012	1,988,122	(h)
6.50%	07/01/29 - 10/01/33	6,367	7,271	(h)
7.00%	10/01/16 - 08/01/36	144,425	170,201	(h)
7.50%	09/01/12 - 09/01/33	11,501	12,992	(h)
8.00%	11/01/30	35,454	43,120	(h)
8.50%	04/01/30 - 05/01/30	47,888	60,048	(h)
9.00%	12/01/16	1,347	1,498	(h)
9.50%	04/01/21	74	88	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	2,821	2,941	(i)
2.89%	03/01/37	4,535	4,597	(i)
4.00%	05/01/19 - 05/01/42	27,996,533	29,909,964	(h)
4.50%	05/01/18 - 04/01/41	20,963,562	22,544,804	(h)
5.00%	07/01/20 - 06/01/41	4,558,956	5,056,787	(h)
5.50%	03/01/14 - 04/01/38	6,791,862	7,457,976	(h,i)
6.00%	02/01/14 - 08/01/35	3,248,523	3,646,592	(h)
6.50%	07/01/17 - 08/01/36	369,534	418,256	(h)
7.00%	08/01/13 - 02/01/34	66,840	74,125	(h)
7.50%	08/01/13 - 03/01/34	245,033	290,199	(h)
8.00%	12/01/12 - 11/01/33	123,921	143,951	(h)
8.50%	05/01/31	7,597	9,514	(h)
9.00%	12/01/17 - 12/01/22	10,696	12,336	(h)
3.50%	TBA	27,070,000	28,453,656	(c)
4.00%	TBA	3,300,000	3,511,922	(c)
4.50%	TBA	462,000	495,567	(c)
5.00%	TBA	5,083,000	5,496,021	(c)
6.00%	TBA	4,030,000	4,428,592	(c)
6.50%	TBA	3,472,000	3,907,085	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	4,888,695	5,389,317	(h)
5.00%	08/15/33	95,408	105,038	(h)
6.00%	04/15/27 - 09/15/36	525,357	598,877	(h)
6.50%	04/15/19 - 09/15/36	373,504	433,503	(h)
7.00%	10/15/27 - 10/15/36	151,082	179,263	(h)
7.50%	01/15/23 - 10/15/33	25,299	28,475	(h)
8.00%	02/15/30 - 09/15/30	1,430	1,662	(h)
8.50%	10/15/17	5,976	6,455	(h)
9.00%	11/15/16 - 12/15/21	41,263	46,014	(h)
4.00%	TBA	3,000,000	3,276,094	(c)
4.50%	TBA	4,000,000	4,373,125	(c)
5.50%	TBA	255,000	282,930	(c)
			139,146,107

Agency Collateralized Mortgage Obligations—0.7%
Collateralized Mortgage Obligation Trust
0.00%	11/01/18	585	576	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,489,630	12,021	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	4,770,039	574,344	(g,o)
4.50%	02/15/18 - 03/15/18	143,728	7,143	(g,h,o)
5.00%	05/15/17 - 02/15/38	331,337	20,814	(g,h,o)
5.50%	06/15/33	154,999	22,202	(g,h,o)
6.36%	08/15/25	1,201,125	173,163	(g,i)
7.50%	07/15/27	9,716	2,142	(g,h,o)
8.00%	04/15/20	208	225	(h)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	2,260	1,988	(d,f,h)
8.00%	02/01/23 - 07/01/24	8,724	1,782	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	298,534	8,384	(g,h,i)
2.53%	12/25/22	584	541	(d,f,h)
3.50%	05/25/27	1,047,624	133,560	(g,o)
4.50%	05/25/18	6,999	79	(g,h,o)
5.00%	08/25/17 - 09/25/40	2,131,663	256,664	(g,h,o)
5.75%	07/25/38	660,642	87,680	(g,i)
7.25%	05/25/18	215,093	24,280	(g,h,i)
8.00%	05/25/22	12	327	(g,h,o)
Federal National Mortgage Assoc. STRIPS
1.49%	12/01/34	86,499	82,562	(d,f,h)
4.50%	08/01/35 - 01/01/36	676,941	78,528	(g,h,o)
5.00%	03/25/38 - 05/25/38	420,184	56,436	(g,h,o)
5.50%	12/01/33	71,732	9,839	(g,h,o)
6.00%	01/01/35	255,469	44,608	(g,h,o)
7.50%	11/01/23	48,117	10,238	(g,h,o)
8.00%	08/01/23 - 07/01/24	17,880	3,841	(g,h,o)
8.50%	03/01/17 - 07/25/22	1,600	260	(g,h,o)
9.00%	05/25/22	595	104	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	3,193,738	366,688	(g,o)
5.00%	12/20/35 - 09/20/38	2,820,424	284,424	(g,o)
6.41%	06/20/40	5,417,867	839,196	(g,i)
			3,104,639
Asset Backed—0.5%
Bear Stearns Asset Backed Securities Trust
5.74%	01/25/34	15,904	12,160	(d,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	509,745	455,951
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	390,000	287,009
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,000,000	1,019,928	(b,h)
Mid-State Trust
7.54%	07/01/35	3,619	3,674	(h)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	375,000	221,651
Residential Asset Mortgage Products Inc.
5.04%	06/25/32	5,455	4,396	(d,i)
Residential Asset Securities Corp.
14.91%	07/25/32	7,358	4,489	(d,i)
15.30%	06/25/33	7,882	4,455	(d,i)
			2,013,713

Corporate Notes—28.8%
ABB Finance USA Inc.
1.63%	05/08/17	433,000	435,091
2.88%	05/08/22	433,000	438,004
AES Panama S.A.
6.35%	12/21/16	252,000	270,900	(b)
Agilent Technologies Inc.
5.50%	09/14/15	430,000	481,197	(h)
Air Jamaica Ltd.
9.38%	07/08/15	10,000	10,375
Allergan Inc.
3.38%	09/15/20	353,000	375,480	(h)
ALROSA Finance S.A.
7.75%	11/03/20	400,000	418,908	(b)
America Movil SAB de C.V.
2.38%	09/08/16	1,427,000	1,463,961
American Axle & Manufacturing Inc.
7.88%	03/01/17	380,000	392,350
American Express Credit Corp.
1.75%	06/12/15	648,000	655,360
American International Group Inc.
4.88%	06/01/22	325,000	332,547
Amgen Inc.
2.13%	05/15/17	217,000	219,548
2.30%	06/15/16	291,000	299,082
2.50%	11/15/16	205,000	212,995
3.63%	05/15/22	217,000	224,396
5.38%	05/15/43	217,000	234,738
5.65%	06/15/42	406,000	453,065
Amphenol Corp.
4.00%	02/01/22	852,000	867,962
Amsted Industries Inc.
8.13%	03/15/18	259,000	273,893	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	351,000	398,307	(h)
6.38%	09/15/17	236,000	274,146	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	684,000	732,398	(h)
5.38%	11/15/14	462,000	509,317	(h)
Apache Corp.
4.75%	04/15/43	425,000	472,079
Arch Coal Inc.
7.00%	06/15/19	219,000	185,055
Archer-Daniels-Midland Co.
5.77%	03/01/41	650,000	826,628	(h)
Arizona Public Service Co.
6.25%	08/01/16	214,000	251,034	(h)

AT&T Inc.
0.90%	02/13/15	855,000	854,361	(d)
1.60%	02/15/17	428,000	428,548
2.95%	05/15/16	325,000	344,232
5.55%	08/15/41	298,000	355,203
5.60%	05/15/18	743,000	889,265	(h)
6.40%	05/15/38	614,000	772,803	(h)
Banco del Estado de Chile
3.88%	02/08/22	150,000	152,573	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	202,000	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,500	(b,i)
Bank of America Corp.
3.88%	03/22/17	643,000	655,022
5.63%	10/14/16	210,000	223,180
5.70%	01/24/22	1,138,000	1,253,273	(h)
5.75%	12/01/17	425,000	453,558	(h)
5.88%	02/07/42	215,000	235,507	(h)
6.50%	08/01/16	360,000	395,328	(h)
Barclays Bank PLC
2.25%	05/10/17	1,081,000	1,080,936	(b)
Baxter International Inc.
1.85%	01/15/17	508,000	519,096	(h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	434,000	437,022
3.00%	05/15/22	650,000	657,757
Berkshire Hathaway Inc.
3.75%	08/15/21	205,000	218,690
BG Energy Capital PLC
2.88%	10/15/16	214,000	225,498	(b)
4.00%	10/15/21	208,000	221,947	(b)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	641,000	645,404
Bombardier Inc.
7.75%	03/15/20	387,000	430,537	(b)
Boston Properties LP (REIT)
3.85%	02/01/23	433,000	437,068
BP Capital Markets PLC
1.85%	05/05/17	303,000	306,014
2.25%	11/01/16	621,000	639,547	(h)
3.25%	05/06/22	651,000	674,039
Broadcom Corp.
2.70%	11/01/18	414,000	426,866
Calpine Corp.
7.25%	10/15/17	42,000	45,150	(b)
Cameron International Corp.
1.60%	04/30/15	217,000	217,154
3.60%	04/30/22	217,000	217,351
Cardinal Health Inc.
1.90%	06/15/17	650,000	654,867
Cargill Inc.
5.20%	01/22/13	125,000	127,986	(b,h)
6.00%	11/27/17	246,000	292,596	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	809,000	822,275
Case New Holland Inc.
7.88%	12/01/17	222,000	256,410

Caterpillar Inc.
1.50%	06/26/17	494,000	494,684
2.60%	06/26/22	411,000	409,923
CBS Corp.
1.95%	07/01/17	206,000	205,794
4.85%	07/01/42	206,000	201,624
CCO Holdings LLC
8.13%	04/30/20	398,000	443,770
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	438,558	(b)
CenturyLink Inc.
5.80%	03/15/22	300,000	298,652
7.65%	03/15/42	308,000	298,933
Cigna Corp.
2.75%	11/15/16	1,426,000	1,469,168	(h)
5.38%	02/15/42	418,000	444,750
Cincinnati Bell Inc.
8.25%	10/15/17	430,000	447,200
Citigroup Inc.
4.45%	01/10/17	849,000	889,958	(h)
5.00%	09/15/14	978,000	1,002,516	(h)
5.88%	01/30/42	319,000	348,401	(h)
6.13%	08/25/36	212,000	208,518	(h)
CityCenter Holdings LLC
7.63%	01/15/16	223,000	235,265
CNA Financial Corp.
5.88%	08/15/20	404,000	444,260
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	213,877	(b,h)
Columbus International Inc.
11.50%	11/20/14	100,000	106,504	(b)
Comision Federal de Electricidad
4.88%	05/26/21	200,000	216,000	(b,h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	463,000	564,199	(h)
6.65%	04/01/19	294,000	373,191	(h)
Corning Inc.
4.75%	03/15/42	497,000	520,803
Corp Lindley S.A.
6.75%	11/23/21	37,000	39,960	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	361,000	376,481	(b,h)
5.63%	09/21/35	82,000	95,890	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	433,000	433,562
3.20%	06/15/22	433,000	446,410
Credit Suisse AG
2.60%	05/27/16	416,000	427,386	(b,h)
Crown Castle Towers LLC
4.88%	08/15/40	422,000	458,172	(b,h)
6.11%	01/15/40	201,000	232,681	(b,h)
CSX Corp.
4.25%	06/01/21	410,000	447,772	(h)
CVS Caremark Corp.
3.25%	05/18/15	228,000	239,992
5.75%	06/01/17	366,000	432,241	(h)
DaVita Inc.
6.38%	11/01/18	371,000	383,057	(h)
DDR Corp. (REIT)
4.63%	07/15/22	288,000	284,234

Deere & Co.
2.60%	06/08/22	432,000	431,244
3.90%	06/09/42	389,000	386,473
Denbury Resources Inc.
6.38%	08/15/21	314,000	326,560	(h)
8.25%	02/15/20	247,000	270,465	(h)
DENTSPLY International Inc.
2.75%	08/15/16	638,000	648,664
4.13%	08/15/21	419,000	436,210
Deutsche Telekom International Finance BV
2.25%	03/06/17	211,000	208,493	(b)
Devon Energy Corp.
1.88%	05/15/17	434,000	434,076
Diageo Capital PLC
1.50%	05/11/17	650,000	652,395
Diageo Investment Corp.
2.88%	05/11/22	650,000	667,714
4.25%	05/11/42	173,000	183,080
DIRECTV Holdings LLC
2.40%	03/15/17	430,000	432,832
3.80%	03/15/22	215,000	217,428
4.60%	02/15/21	427,000	454,131
4.75%	10/01/14	418,000	448,693	(h)
5.15%	03/15/42	430,000	432,773
Dominion Resources Inc.
1.95%	08/15/16	293,000	298,577	(h)
4.90%	08/01/41	167,000	188,736	(h)
DPL Inc.
7.25%	10/15/21	70,000	77,700	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	411,000	465,832	(h)
Eastman Chemical Co.
2.40%	06/01/17	1,219,000	1,231,914	(h)
Ecopetrol S.A.
7.63%	07/23/19	155,000	195,300
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	73,000	77,015	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	104,477	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	279,000	306,203	(h)
Energy Transfer Partners LP
6.50%	02/01/42	103,000	110,379	(h)
6.70%	07/01/18	291,000	333,792	(h)
European Investment Bank
0.73%	12/15/14	620,000	622,125	(d,h)
4.88%	01/17/17	1,090,000	1,254,282	(h)
Exelon Corp.
4.90%	06/15/15	426,000	463,011	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	225,000	232,313	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	736,000	748,784	(b,h)
3.13%	05/15/16	641,000	667,391	(h)
3.90%	02/15/22	214,000	221,814	(b)
4.75%	11/15/21	214,000	236,808	(b)
6.13%	11/15/41	329,000	399,795	(b)
First Citizens St Lucia Ltd.
4.90%	02/09/16	150,000	154,847	(b,h)

Florida Power & Light Co.
4.13%	02/01/42	381,000	398,904	(h)
Ford Motor Credit Company LLC
3.00%	06/12/17	433,000	430,615
5.88%	08/02/21	425,000	472,816	(h)
Forest Oil Corp.
7.25%	06/15/19	371,000	340,393	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	174,000	181,177	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	366,630
Georgia Power Co.
4.30%	03/15/42	217,000	226,041
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	106,730	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	356,000	336,724	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	444,626
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	100,000	106,380	(b)
Hanesbrands Inc.
6.38%	12/15/20	609,000	640,973	(h)
Hartford Financial Services Group Inc.
5.13%	04/15/22	428,000	440,736	(h)
HCA Inc.
6.50%	02/15/20	436,000	472,515	(h)
Heineken N.V.
3.40%	04/01/22	850,000	870,549	(b,h)
Hewlett-Packard Co.
4.05%	09/15/22	542,000	546,032	(h)
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	325,000	352,625	(h)
HSBC Finance Corp.
6.68%	01/15/21	219,000	237,114	(h)
HSBC Holdings PLC
4.00%	03/30/22	426,000	442,358
Hughes Satellite Systems Corp.
6.50%	06/15/19	278,000	295,375	(h)
Indo Energy Finance BV
7.00%	05/07/18	100,000	97,750	(b)
Ingles Markets Inc.
8.88%	05/15/17	73,000	79,479	(h)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	205,104	(b,h)
Inter-American Development Bank
1.38%	10/18/16	621,000	635,146	(h)
IPIC GMTN Ltd.
3.75%	03/01/17	112,000	116,480	(b,h)
John Deere Capital Corp.
2.25%	04/17/19	432,000	441,547
3.15%	10/15/21	502,000	522,093	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	544,000	574,137	(h)
4.50%	01/24/22	866,000	932,871	(h)
KazMunayGas National Co.
9.13%	07/02/18	100,000	123,750	(b)
11.75%	01/23/15	100,000	118,995	(b,h)
Kinross Gold Corp.
6.88%	09/01/41	130,000	131,927

Koninklijke Philips Electronics N.V.
3.75%	03/15/22	430,000	446,288
5.00%	03/15/42	430,000	462,269
Korea Development Bank
3.25%	03/09/16	423,000	436,646
4.00%	09/09/16	245,000	260,699
Korea Expressway Corp.
4.50%	03/23/15	200,000	211,176	(b)
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	100,000	108,711	(b)
Korea National Oil Corp.
2.88%	11/09/15	358,000	363,855	(b,h)
3.13%	04/03/17	425,000	433,381	(b)
Kraft Foods Group Inc.
1.63%	06/04/15	433,000	437,581	(b)
2.25%	06/05/17	433,000	443,339	(b)
5.00%	06/04/42	520,000	550,356	(b)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	633,000	664,471	(h)
4.50%	07/16/18	169,000	198,084
Levi Strauss & Co.
7.63%	05/15/20	440,000	467,500	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	303,000	301,120	(b)
6.50%	05/01/42	325,000	328,964	(b)
Linn Energy LLC
8.63%	04/15/20	305,000	328,638	(h)
Lorillard Tobacco Co.
3.50%	08/04/16	417,000	434,707	(h)
Lowe’s Companies Inc.
4.65%	04/15/42	226,000	239,989
LyondellBasell Industries N.V.
5.00%	04/15/19	400,000	419,500	(b)
Majapahit Holding BV
7.75%	10/17/16	200,000	228,500	(b,h)
Marathon Petroleum Corp.
6.50%	03/01/41	213,000	242,066	(h)
McDonald’s Corp.
1.88%	05/29/19	433,000	432,021	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	745,000	932,178	(h)
Molson Coors Brewing Co.
5.00%	05/01/42	347,000	374,889
Morgan Stanley
5.50%	07/28/21	408,000	401,985
5.75%	01/25/21	208,000	205,097
Mylan Inc.
7.88%	07/15/20	617,000	691,811	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	269,580	(b)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	95,875
Newfield Exploration Co.
5.63%	07/01/24	662,000	676,895
5.75%	01/30/22	370,000	386,650
Newmont Mining Corp.
4.88%	03/15/42	432,000	421,243
News America Inc.
6.65%	11/15/37	171,000	199,610

NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	892,000	916,443	(h)
Nisource Finance Corp.
3.85%	02/15/23	493,000	492,524
Nordea Bank AB
3.13%	03/20/17	1,276,000	1,281,447	(b)
Occidental Petroleum Corp.
2.70%	02/15/23	617,000	620,881
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	98,000	102,655	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	234,000	274,653
Omnicom Group Inc.
3.63%	05/01/22	572,000	581,210
ONEOK Partners LP
6.13%	02/01/41	439,000	495,006
Pacific Gas & Electric Co.
6.05%	03/01/34	425,000	535,579
PacifiCorp
6.00%	01/15/39	250,000	328,472	(h)
6.25%	10/15/37	14,000	18,825	(h)
PAETEC Holding Corp.
8.88%	06/30/17	374,000	402,985	(h)
Peabody Energy Corp.
6.25%	11/15/21	219,000	216,810	(b,h)
PepsiCo Inc.
2.75%	03/05/22	584,000	589,438	(h)
Pernod-Ricard S.A.
4.45%	01/15/22	293,000	303,593	(b,h)
Petrobras International Finance Co.
2.88%	02/06/15	171,000	173,565	(h)
3.50%	02/06/17	643,000	660,029	(h)
3.88%	01/27/16	187,000	193,066	(h)
Petroleos Mexicanos
5.50%	06/27/44	82,000	83,845	(b)
6.00%	03/05/20	160,000	185,040	(h)
6.50%	06/02/41	74,000	86,395	(b,h)
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	83,333	86,042
Petronas Capital Ltd.
5.25%	08/12/19	150,000	172,372	(b,h)
7.88%	05/22/22	100,000	136,676	(b,h)
Philip Morris International Inc.
2.50%	05/16/16	413,000	433,353	(h)
Phillips 66
5.88%	05/01/42	195,000	209,915	(b)
Pioneer Natural Resources Co.
3.95%	07/15/22	412,000	412,997
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	200,000	258,000	(b)
Pride International Inc.
6.88%	08/15/20	418,000	512,874
Prudential Financial Inc.
5.63%	05/12/41	213,000	217,528	(h)
5.80%	11/16/41	106,000	110,964	(h)
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	200,000	224,000	(b,h)

Range Resources Corp.
5.75%	06/01/21	371,000	387,695	(h)
Raytheon Co.
1.40%	12/15/14	424,000	430,187	(h)
Rio Tinto Finance USA PLC
3.50%	03/22/22	427,000	450,022
Roche Holdings Inc.
6.00%	03/01/19	972,000	1,209,016	(b)
Rowan Companies Inc.
4.88%	06/01/22	217,000	218,909
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	200,000	202,500	(b)
RZD Capital Ltd.
5.74%	04/03/17	100,000	106,743
Sempra Energy
2.30%	04/01/17	850,000	871,120
Simon Property Group LP (REIT)
2.15%	09/15/17	638,000	637,025
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	100,618	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	433,000	440,335	(b)
Symantec Corp.
2.75%	06/15/17	617,000	619,770
Target Corp.
4.00%	07/01/42	412,000	405,830
Texas Instruments Inc.
2.38%	05/16/16	620,000	651,963
Textron Inc.
6.20%	03/15/15	576,000	633,008
The ADT Corp.
2.25%	07/15/17	288,000	289,351	(b)
3.50%	07/15/22	411,000	412,379	(b)
4.88%	07/15/42	411,000	402,612	(b)
The AES Corp.
8.00%	10/15/17	419,000	476,613
The Coca-Cola Co.
3.30%	09/01/21	460,000	493,446
The Goldman Sachs Group Inc.
3.30%	05/03/15	460,000	459,937
5.75%	01/24/22	849,000	896,208
The Potomac Edison Co.
5.35%	11/15/14	178,000	193,723	(h)
Time Warner Cable Inc.
5.50%	09/01/41	633,000	688,761	(h)
6.75%	07/01/18	571,000	695,582	(h)
Time Warner Inc.
3.15%	07/15/15	992,000	1,046,190	(h)
3.40%	06/15/22	216,000	217,815
4.90%	06/15/42	151,000	153,212
Total Capital International S.A.
1.55%	06/28/17	1,025,000	1,027,401
Toyota Motor Credit Corp.
1.75%	05/22/17	650,000	655,267
Transnet SOC Ltd.
4.50%	02/10/16	200,000	208,508	(b,h)
United Technologies Corp.
1.20%	06/01/15	217,000	219,525	(h)
1.80%	06/01/17	217,000	221,609	(h)
4.50%	06/01/42	325,000	356,982

Vail Resorts Inc.
6.50%	05/01/19	583,000	612,150	(h)
Valero Energy Corp.
6.63%	06/15/37	217,000	243,319	(h)
Verizon Communications Inc.
2.00%	11/01/16	1,068,000	1,092,922	(h)
Viacom Inc.
1.25%	02/27/15	299,000	299,745	(h)
2.50%	12/15/16	655,000	678,162	(h)
Visteon Corp.
6.75%	04/15/19	355,000	345,238	(h)
Vivendi S.A.
3.45%	01/12/18	638,000	624,766	(b,h)
Voto-Votorantim Ltd.
6.75%	04/05/21	100,000	109,000	(b)
Weatherford International Ltd.
4.50%	04/15/22	340,000	348,467
5.95%	04/15/42	319,000	335,557
Wells Fargo & Co.
1.50%	07/01/15	617,000	617,466
Willis Group Holdings PLC
4.13%	03/15/16	406,000	424,437	(h)
Woodside Finance Ltd.
4.50%	11/10/14	731,000	773,271	(b,h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	365,947	408,784	(b,h)
			117,672,685
Non-Agency Collateralized Mortgage Obligations—3.1%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	600,000	670,870	(i)
5.92%	02/10/51	280,000	322,313	(i)
6.39%	02/10/51	180,000	211,459	(i)
Banc of America Mortgage Securities Inc.
5.58%	02/25/36	18,566	149	(i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	790,000	860,334	(i)
5.57%	03/11/39	162,935	163,392	(h,i)
5.71%	04/12/38	430,000	459,663	(i)
5.91%	06/11/40	130,000	94,162	(i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	210,000	182,523
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	220,000	240,430	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	186,937	4,088	(i)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	61,287	1,710	(i)
DBUBS Mortgage Trust
5.73%	11/10/46	350,000	268,998	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	700,000	706,510	(b,h)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	230,000	255,146
GS Mortgage Securities Corp. II
3.00%	08/10/44	420,000	442,786
3.55%	04/10/34	480,000	496,194	(b)
Interstar Millennium Trust
1.29%	03/14/36	24,531	22,468	(d,h,i)

JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	410,000	418,615
5.04%	03/15/46	250,000	271,391	(h,i)
5.34%	08/12/37	1,175,000	1,290,910	(h,i)
5.44%	05/15/45 - 06/12/47	680,000	746,461	(h)
5.79%	02/12/51	550,000	635,796	(i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310,000	340,177
5.16%	02/15/31	450,000	501,286
16.80%	12/15/39	1,852,264	26,776	(b,d,i)
MASTR Alternative Loans Trust
5.00%	08/25/18	87,824	8,263	(g,h,o)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	408,000	261,703	(h,i)
Morgan Stanley Capital I Inc.
5.16%	10/12/52	350,000	390,054	(i)
5.62%	12/12/49	169,009	169272
5.82%	06/11/42	370,000	324,197	(i)
5.90%	10/15/42	757,000	540,647	(h,i)
5.99%	08/12/41	180,000	208,705	(i)
6.46%	01/11/43	450,000	496,024	(i)
Residential Accredit Loans Inc.
10.45%	03/25/34	20,519	17,379	(d,i)
Residential Funding Mortgage Securities I Inc.
5.75%	01/25/36	14,512	—	**
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	430,000	464,393	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	361,319	10,136
			12,525,380
Sovereign Bonds—1.9%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	113,625	(b)
Gabonese Republic
8.20%	12/12/17	100,000	116,000
Government of Argentina
2.50%	12/31/38	61,081	19,699	(j)
8.28%	12/31/33	42,513	26,889
Government of Colombia
7.38%	03/18/19	100,000	130,750	(h)
Government of Dominican Republic
7.50%	05/06/21	200,000	213,000	(b,h)
Government of El Salvador
7.65%	06/15/35	170,000	179,180	(b,h)
Government of Ghana Republic
8.50%	10/04/17	200,000	221,500	(b)
Government of Hungary
4.75%	02/03/15	56,000	53,760
6.25%	01/29/20	197,000	191,975	(h)
7.63%	03/29/41	140,000	136,850	(h)
Government of Indonesia
3.75%	04/25/22	216,129	215,589	(b,h)
4.88%	05/05/21	200,000	218,000	(b,h)
5.25%	01/17/42	217,000	227,036	(b,h)
11.63%	03/04/19	100,000	147,500	(b,h)
Government of Lebanon
4.00%	12/31/17	29,400	28,518
5.15%	11/12/18	82,000	80,975
6.10%	10/04/22	82,000	82,000

Government of Lithuania
6.13%	03/09/21	150,000	165,000	(b)
6.75%	01/15/15	100,000	108,000	(b,h)
7.38%	02/11/20	200,000	235,952	(b,h)
Government of Mexico
4.75%	03/08/44	516,000	555,990
5.75%	10/12/49	74,000	84,175
6.05%	01/11/40	82,000	105,780
Government of Namibia
5.50%	11/03/21	400,000	416,000	(b)
Government of Panama
6.70%	01/26/36	139,000	187,650	(h)
Government of Peru
6.55%	03/14/37	242,000	329,362	(h)
7.35%	07/21/25	100,000	140,500	(h)
Government of Philippines
4.00%	01/15/21	100,000	107,625
6.38%	01/15/32 - 10/23/34	200,000	254,250
Government of Poland
5.00%	03/23/22	218,000	237,947
6.38%	07/15/19	38,000	44,758
Government of Romania
6.75%	02/07/22	156,000	162,630	(b)
Government of South Africa
6.25%	03/08/41	100,000	126,500
Government of Sri Lanka
7.40%	01/22/15	100,000	107,000	(b,h)
8.25%	10/24/12	100,000	101,250
Government of Turkey
5.13%	03/25/22	100,000	104,125
5.63%	03/30/21	40,000	43,650
6.00%	01/14/41	200,000	210,500
6.88%	03/17/36	74,000	86,876
Government of Uruguay
6.88%	09/28/25	179,399	235,910
Government of Venezuela
10.75%	09/19/13	243,000	250,290	(h)
Government of Vietnam
1.56%	03/12/16	27,478	24,915	(i)
Province of Manitoba Canada
4.90%	12/06/16	130,000	151,898	(h)
Russian Foreign Bond—Eurobond
3.25%	04/04/17	400,000	402,496	(b)
5.00%	04/29/20	200,000	217,500	(b)
7.50%	03/31/30	59,565	71,513	(j)
			7,672,888

Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	295,000	339,433
Municipal Electric Authority of Georgia
6.64%	04/01/57	252,000	292,370
New Jersey State Turnpike Authority
7.10%	01/01/41	235,000	331,319
7.41%	01/01/40	1,050,000	1,530,533	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	332,203
State of California
5.70%	11/01/21	290,000	330,162
			3,156,020

FNMA—0.0%*
Lehman TBA
5.50%	TBA	333,269	—	**(c,m,p)

Total Bonds and Notes
(Cost $322,225,184)			331,454,384

		Number of Shares
Preferred Stock—0.2%
XLIT Ltd.
3.58%	10/29/49	927	675,551	(i)
(Cost $838,195)

Other Investments—0.2%
GEI Investment Fund
(Cost $788,879)			851,990	(k)
Total Investments in Securities
(Cost $323,852,258)			332,981,925

Short-Term Investments—33.4%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $98,058,278)			98,058,278	(d,k)

		Principal Amount	Fair Value
U.S. Treasuries—5.2%
U.S. Treasury Bills
0.05%	09/06/12	$6,500,000	$6,499,188	(d,h)
0.07%	09/20/12	10,200,000	10,198,062	(d,h)
0.12%	11/15/12	4,500,000	4,498,047	(d)
			21,195,297
Federal Agencies—4.2%
Federal Home Loan Bank Discount Notes
0.06%	08/17/12	17,000,000	16,998,385	(d)
Total Short-Term Investments
(Cost $136,251,557)			136,251,960
Total Investments
(Cost $460,103,815)			469,233,885
Liabilities in Excess of Other Assets, net—(14.9)%			(60,432,139)

NET ASSETS—100.0%			$408,801,746

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr U.S. Treasury Note Futures	September 2012	109	$24,000,438	$(10,991)
5 Yr U.S. Treasury Note Futures	September 2012	701	86,902,094	11,081
30 Yr U.S. Treasury Bond Futures	September 2012	37	5,474,844	(34,867)

				$(34,777)

The Fund had the following short futures contracts open at June 30, 2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2012	88	$(14,682,250)	$(195,179)
10 Yr. U.S. Treasury Notes Futures	September 2012	335	(44,680,625)	(100,678)

				$(295,857)

				$(330,634)

GE Institutional Money Market Fund

Schedule of Investments—June 30, 2012 (unaudited)

Short-Term Investments—102.9% †		Principal Amount	Amortized Cost
U.S. Treasuries—13.0%
United States Treasury Bills
0.12%	08/23/12	$16,000,000	$15,997,173	(d)
0.15%	09/13/12	11,700,000	11,696,393	(d)
United States Treasury Notes
0.38%	08/31/12	23,650,000	23,659,934
0.50%	11/30/12	23,000,000	23,032,672
0.63%	06/30/12 - 07/31/12	42,550,000	42,558,676
1.38%	09/15/12	18,400,000	18,446,134
			135,390,982

U.S. Government Agency Obligations—39.9%
Fannie Mae Discount Notes
0.08%	07/19/12	37,700,000	37,698,492	(d)
0.10%	08/20/12	14,450,000	14,447,993	(d)
0.12%	09/12/12	25,050,000	25,043,789	(d)
Federal Home Loan Bank Discount Notes
0.09%	08/03/12	25,000,000	24,998,167	(d)
0.11%	07/05/12 - 08/22/12	91,050,000	91,044,139	(d)
0.14%	09/19/12	6,900,000	6,897,853	(d)
Federal Home Loan Banks
0.16%	08/22/12	14,150,000	14,150,558
Federal Home Loan Mortgage Corp
0.63%	10/30/12	20,500,000	20,532,069
1.13%	07/27/12	10,950,000	10,957,785
Federal National Mortgage Association
0.24%	07/26/12	18,500,000	18,501,821	(i)
0.27%	10/18/12	5,320,000	5,322,430	(i)
0.63%	09/24/12	23,650,000	23,676,745
Freddie Mac Discount Notes
0.08%	08/07/12	19,800,000	19,798,372	(d)
0.09%	07/23/12	13,400,000	13,399,304	(d)
0.10%	09/04/12	33,005,000	32,999,041	(d)
0.11%	07/09/12 - 07/13/12	19,800,000	19,799,379	(d)
0.12%	08/14/12	10,650,000	10,648,438	(d)
0.13%	08/01/12 - 10/25/12	24,950,000	24,945,089	(d)
			414,861,464

Commercial Paper—14.4%
Chevron Corp
0.11%	08/13/12	14,450,000	14,448,102	(d)
Commonwealth Bank of Australia
0.21%	08/21/12	20,100,000	20,094,020	(b,d)
HSBC Bank PLC
0.31%	09/24/12	19,450,000	19,450,000	(d,i)
John Deere Capital Corp
0.14%	07/19/12	13,750,000	13,749,038	(d)
KFW
0.22%	08/13/12	12,500,000	12,496,715	(d)
Nordea Bank AB
0.29%	08/22/12	13,300,000	13,294,429	(d)
Novartis AG
0.16%	08/14/12	10,150,000	10,148,015	(b,d)
0.18%	07/09/12	11,750,000	11,749,530	(d)
Sanofi
0.19%	09/13/12	14,550,000	14,544,317	(d)
The Procter & Gamble Co.
0.10%	07/06/12	8,400,000	8,399,883	(d)
0.12%	07/11/12	11,750,000	11,749,608	(d)
			150,123,657

Repurchase Agreements—16.8%
Barclays Capital Inc. U.S. Treasury Repo 0.15% dated 06/30/12, to be repurchased at $55,300,691 on 07/01/12 collateralized by $56,406,107 U.S. Treasury Bond, 2.75%, maturing on 02/15/19.	07/02/12	55,300,000	55,300,000
Deutsche Bank Securities, Inc. Gov Agcy Repo 0.15% dated 06/30/12, to be repurchased at $12,500,156 on 07/01/12 collateralized by $ 12,750,926 U.S. Government Agency Bonds, 4.88% & 0.50% maturing on 11/15/13 & 08/09/13 respectively.	07/02/12	12,500,000	12,500,000
Goldman Sachs & Co. Gov Agcy Repo 0.14% dated 06/30/12, to be repurchased at $31,600,369 on 07/01/12 collateralized by $32,232,559 U.S. Government Agency Bonds, 1.13%, maturing on 06/14/17.	07/02/12	31,600,000	31,600,000
HSBC Securities (USA) Inc. Gov Agcy Repo 0.13% dated 06/30/12, to be repurchased at $43,810,000 on 07/01/12 collateralized by $44,687,052 U.S. Government Agency Bond, 5.38%, 5.50%, 4.75%, 5.00%, 4.00%, & 0.95% maturing on 09/09/16, 07/15/36, 02/21/13, 02/13/17, 06/12/13, & 02/10/16 respectively.	07/02/12	43,810,000	43,810,000
J.P. Morgan Securities LLC U.S. Treasury Repo 0.13% dated 06/30/12, to be repurchased at $31,300,000 on 07/01/12 collateralized by $31,931,207 U.S. Treasury Bond, 2.38%, maturing on 02/28/15	07/02/12	31,300,000	31,300,000
			174,510,000
Certificate of Deposit—13.6%
Bank of Montreal/Chicago Il
0.40%	09/26/12	7,800,000	7,800,000	(i)
Bank of Nova Scotia
0.18%	07/13/12	17,400,000	17,400,000
Barclays PLC
0.20%	07/18/12	13,500,000	13,500,000
National Australia Bank /New York
0.30%	10/29/12	17,350,000	17,350,000	(i)
Royal Bank of Canada/New York
0.46%	04/10/13	11,600,000	11,600,000	(i)
Standard Chartered PLC
0.29%	09/10/12	17,650,000	17,650,000
Svenska Handelsbanken AB
0.25%	08/03/12	10,500,000	10,499,460
0.27%	07/10/12	9,000,000	9,000,000
Toronto Dominion Bank
0.21%	09/18/12	16,800,000	16,800,000
Westpac Banking Corp/NY
0.47%	02/11/13	20,000,000	20,000,000	(i)
			141,599,460
Corporates—3.6%
Inter-American Development Bank Discount Notes
0.11%	07/03/12	21,750,000	21,749,870	(d)
International Bank for Reconstruction & Development
0.80%	07/13/12	15,050,000	15,053,138
			36,803,008

Time Deposit—1.6%
State Street Corp
0.13%	07/02/12	16,028,592	16,028,592	(e)

Total Short-Term Investments
(Cost $1,069,317,163)			1,069,317,163
Liabilities in Excess of Other Assets, net—(2.9)%			(29,850,469)

NET ASSETS—100.0%			$1,039,466,694

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2012 (unaudited)

Domestic Equity—36.9% †	Number of Shares	Fair Value
Advertising—0.3%
Omnicom Group Inc.	37,995	$1,846,557

Aerospace & Defense—0.5%
Honeywell International Inc.	59,087	3,299,418
The Boeing Co.	5,632	418,458
		3,717,876

Agricultural Products—0.4%
Archer-Daniels-Midland Co.	94,563	2,791,500

Air Freight & Logistics—0.9%
FedEx Corp.	2,782	254,859
United Parcel Service Inc.	78,373	6,172,658
		6,427,517

Application Software—0.2%
Intuit Inc.	19,673	1,167,593

Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	51,418	2,687,105
Franklin Resources Inc.	3,754	416,656
Invesco Ltd.	105,265	2,378,989
State Street Corp.	86,397	3,856,762	(e)
		9,339,512

Automobile Manufacturers—0.1%
Ford Motor Co.	54,236	520,123

Biotechnology—0.9%
Amgen Inc.	59,780	4,366,331	(h)
Gilead Sciences Inc.	38,452	1,971,819	(a)
		6,338,150

Broadcasting—0.5%
CBS Corp.	20,352	667,139
Discovery Communications Inc.	50,972	2,553,187	(a)
		3,220,326

Cable & Satellite—1.1%
Comcast Corp.	49,209	1,573,212
DIRECTV	56,337	2,750,372	(a)
Liberty Global Inc.	72,970	3,484,317	(a)
		7,807,901

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	31,614	1,374,893

Communications Equipment—1.8%
Cisco Systems Inc.	323,235	5,549,944	(h)
Qualcomm Inc.	125,349	6,979,432
		12,529,376

Computer Hardware—1.9%
Apple Inc.	23,223	13,562,232	(a)

Construction & Farm Machinery & Heavy Trucks—0.2%
Caterpillar Inc.	4,628	392,963
Deere & Co.	14,470	1,170,189
		1,563,152

Consumer Finance—0.3%
American Express Co.	41,247	2,400,988

Data Processing & Outsourced Services—1.6%
Paychex Inc.	123,480	3,878,507
The Western Union Co.	226,482	3,813,957
Visa Inc.	27,721	3,427,147
		11,119,611

Department Stores—0.2%
Macy’s Inc.	32,748	1,124,894

Distributors—0.1%
Genuine Parts Co.	12,186	734,206

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	39,919	2,018,704

Diversified Financial Services—1.3%
Citigroup Inc.	27,322	748,896
JPMorgan Chase & Co.	78,988	2,822,242
Wells Fargo & Co.	164,337	5,495,429
		9,066,567

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	30,282	1,031,708

Drug Retail—0.2%
CVS Caremark Corp.	24,301	1,135,586

Electric Utilities—0.4%
Exelon Corp.	27,338	1,028,456
FirstEnergy Corp.	10,350	509,116
The Southern Co.	24,554	1,136,850
		2,674,422

Electrical Components & Equipment—0.2%
Cooper Industries PLC	17,103	1,166,082

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	34,339	2,842,582

General Merchandise Stores—0.1%
Target Corp.	17,963	1,045,267

Healthcare Equipment—1.1%
Covidien PLC	130,526	6,983,141
Medtronic Inc.	23,583	913,370
		7,896,511

Healthcare Facilities—0.1%
HCA Holdings Inc.	23,287	708,623

Healthcare Services—0.9%
Express Scripts Holding Co.	108,591	6,062,635	(a)

Home Building—0.1%
MDC Holdings Inc.	13,140	429,284

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	26,648	1,646,846	(a)

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	170,221	4,841,085
The Home Depot Inc.	30,035	1,591,555
		6,432,640

Household Products—0.4%
Kimberly-Clark Corp.	15,768	1,320,885
The Clorox Co.	20,649	1,496,227
		2,817,112

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	53,158	877,639	(a)
The AES Corp.	112,390	1,441,964	(a)
		2,319,603

Industrial Gases—0.1%
Praxair Inc.	9,420	1,024,237

Industrial Machinery—0.5%
Dover Corp.	43,281	2,320,294
Eaton Corp.	35,394	1,402,664
		3,722,958

Insurance Brokers—0.1%
Marsh & McLennan Companies Inc.	24,301	783,221

Integrated Oil & Gas—1.4%
Chevron Corp.	50,154	5,291,247
Exxon Mobil Corp.	15,410	1,318,634	(h)
Hess Corp.	19,137	831,503
Occidental Petroleum Corp.	26,508	2,273,591
		9,714,975

Integrated Telecommunication Services—0.6%
AT&T Inc.	74,540	2,658,096
Verizon Communications Inc.	35,667	1,585,041
		4,243,137

Internet Retail—0.2%
Amazon.com Inc.	5,097	1,163,900	(a)
Internet Software & Services—0.7%
eBay Inc.	98,722	4,147,311
Google Inc.	1,085	629,376	(a)
		4,776,687

Investment Banking & Brokerage—0.2%
The Goldman Sachs Group Inc.	16,096	1,542,963

IT Consulting & Other Services—0.7%
International Business Machines Corp.	25,747	5,035,598	(h)

Life & Health Insurance—0.4%
MetLife Inc.	32,910	1,015,273
Prudential Financial Inc.	32,492	1,573,588
		2,588,861

Life Sciences Tools & Services—0.3%
Agilent Technologies Inc.	18,515	726,529
PerkinElmer Inc.	39,792	1,026,634
		1,753,163

Managed Healthcare—0.1%
UnitedHealth Group Inc.	6,986	408,681

Movies & Entertainment—0.7%
The Walt Disney Co.	41,033	1,990,101
Time Warner Inc.	85,371	3,286,783
		5,276,884

Multi-Line Insurance—0.1%
American International Group Inc.	24,165	775,455	(a)
Hartford Financial Services Group Inc.	15,163	267,324
		1,042,779

Multi-Utilities—0.2%
Dominion Resources Inc.	24,628	1,329,912

Oil & Gas Equipment & Services—0.8%
Schlumberger Ltd.	92,281	5,989,959	(h)

Oil & Gas Exploration & Production—0.4%
Anadarko Petroleum Corp.	36,325	2,404,715
Southwestern Energy Co.	19,744	630,426	(a)
		3,035,141

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	12,150	545,778

Oil & Gas Storage & Transportation—0.1%
Spectra Energy Corp.	16,895	490,969
The Williams Companies Inc.	15,188	437,718
		928,687

Packaged Foods & Meats—0.6%
Kraft Foods Inc.	109,618	4,233,447

Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	61,196	2,199,996
Johnson & Johnson	74,894	5,059,838
Merck & Company Inc.	33,414	1,395,034
Pfizer Inc.	189,726	4,363,698
		13,018,566

Property & Casualty Insurance—0.3%
ACE Ltd.	33,341	2,471,569

Railroads—0.2%
Union Pacific Corp.	11,264	1,343,908

Real Estate Services—0.1%
CBRE Group Inc.	56,074	917,371	(a)

Regional Banks—0.1%
Regions Financial Corp.	103,073	695,743

Reinsurance—0.1%
PartnerRe Ltd.	6,683	505,703

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	29,161	764,601	(a)

Restaurants—0.3%
Darden Restaurants Inc.	17,646	893,417
McDonald’s Corp.	13,892	1,229,859
		2,123,276

Retail REITs—0.2%
Simon Property Group Inc.	6,946	1,081,214

Semiconductors—0.9%
Altera Corp.	14,580	493,387
Analog Devices Inc.	14,580	549,229
Intel Corp.	109,388	2,915,191	(h)
Microchip Technology Inc.	13,140	434,671
Texas Instruments Inc.	66,844	1,917,754
		6,310,232

Soft Drinks—1.2%
Coca-Cola Enterprises Inc.	53,158	1,490,550
PepsiCo Inc.	114,550	8,094,103	(h)
		9,584,653

Specialized Finance—0.6%
CME Group Inc.	15,616	4,186,806

Specialized REITs—0.7%
American Tower Corp.	42,029	2,938,247
HCP Inc.	13,140	580,131
Public Storage	5,068	731,870
Rayonier Inc.	13,516	606,868
		4,857,116

Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	28,616	1,373,568

Steel—0.2%
Allegheny Technologies Inc.	32,406	1,033,427

Systems Software—1.6%
Microsoft Corp.	267,590	8,185,579	(h)
Oracle Corp.	120,061	3,565,812
		11,751,391

Tobacco—0.5%
Altria Group Inc.	43,175	1,491,696
Philip Morris International Inc.	20,945	1,827,661
		3,319,357

Water Utilities—0.0%
American Water Works Company Inc.	16,519	566,271

Total Domestic Equity		261,926,319
(Cost $238,744,712)

Foreign Equity—17.7%

Common Stock—17.3%

Advertising—0.2%
WPP PLC	107,523	1,307,219

Aerospace & Defense—0.3%
Safran S.A.	57,097	2,126,327

Apparel, Accessories & Luxury Goods—0.5%
Adidas AG	10,169	730,937
Luxottica Group S.p.A.	30,699	1,074,966
LVMH Moet Hennessy Louis Vuitton S.A.	8,845	1,349,895
Ports Design Ltd.	25,973	27,277
		3,183,075

Application Software—0.3%
SAP AG	39,831	2,365,225

Automobile Manufacturers—0.6%

Astra International Tbk PT	113,000	83,303
Brilliance China Automotive Holdings Ltd.	104,038	91,963	(a)
Hyundai Motor Co.	1,836	376,920
Kia Motors Corp.	1,183	77,971
Suzuki Motor Corp.	72,299	1,487,204
Toyota Motor Corp.	57,480	2,324,236
		4,441,597

Biotechnology—0.1%
CSL Ltd.	16,092	653,707

Brewers—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,227	79,728
Anheuser-Busch InBev N.V.	16,403	1,296,861
		1,376,589

Broadcasting—0.0%*
Zee Entertainment Enterprises Ltd.	13,102	34,955

Casinos & Gaming—0.0%*
Genting Bhd	46,699	139,456
Sands China Ltd.	19,497	62,731
		202,187

Commodity Chemicals—0.0%*
LG Chem Ltd.	272	70,414

Communications Equipment—0.2%
Telefonaktiebolaget LM Ericsson	132,019	1,210,571

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	215,802	205,957
Doosan Heavy Industries & Construction Company Ltd.	1,099	55,831
JGC Corp.	20,000	580,880
Vinci S.A.	13,143	615,963
		1,458,631

Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	60,667	49,007
Kubota Corp.	91,000	842,495
Sany Heavy Equipment International Holdings Company Ltd.	94,120	50,849
United Tractors Tbk PT	39,976	91,979
		1,034,330

Construction Materials—0.2%
HeidelbergCement AG	23,213	1,117,567

Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	31,095	64,021

Distillers & Vintners—0.5%
Diageo PLC	109,503	2,826,582
Diageo PLC ADR	6,382	657,793
		3,484,375

Diversified Banks—0.0%*
ICICI Bank Ltd.	3,911	62,817
Turkiye Halk Bankasi AS	14,604	114,563
		177,380

Diversified Capital Markets—0.2%
Deutsche Bank AG	33,722	1,220,551

Diversified Financial Services—1.6%
African Bank Investments Ltd.	16,791	74,702
Banco Santander Chile ADR	1,335	103,449
Bank of China Ltd.	523,828	201,244
Bank Rakyat Indonesia Persero Tbk PT	108,292	74,170
BNP Paribas S.A.	29,298	1,132,744
Chinatrust Financial Holding Company Ltd.	175,343	101,217
Credicorp Ltd.	1,218	153,334
Grupo Financiero Banorte SAB de C.V.	21,401	109,891
HSBC Holdings PLC	341,761	3,015,964
Industrial & Commercial Bank of China	274,381	153,837
ING Groep N.V.	127,924	860,021	(a)
Lloyds Banking Group PLC	1,357,231	663,993	(a)
Malayan Banking Bhd	31,800	87,464
Metropolitan Bank & Trust	77,597	171,266
Sberbank of Russia ADR	14,890	161,128
Shinhan Financial Group Company Ltd.	2,980	104,472
Standard Bank Group Ltd.	3,529	47,818
Standard Chartered PLC	91,420	1,988,830
United Overseas Bank Ltd.	140,162	2,081,258
		11,286,802

Diversified Metals & Mining—0.6%
Anglo American PLC	3,789	124,710
Antofagasta PLC	11,407	195,413
BHP Billiton PLC	68,411	1,947,262
Rio Tinto PLC	37,346	1,777,424
		4,044,809

Diversified Real Estate Activities—0.3%
Daito Trust Construction Company Ltd.	6,900	655,254
Sumitomo Realty & Development Company Ltd.	56,000	1,379,900
Wharf Holdings Ltd.	51,453	286,505
		2,321,659

Diversified Support Services—0.3%
Aggreko PLC	36,711	1,195,619
Brambles Ltd.	188,716	1,198,706
		2,394,325

Drug Retail—0.0%*
Raia Drogasil S.A.	9,881	99,131

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	195,432	400,517

Electrical Components & Equipment—0.0%*
Zhuzhou CSR Times Electric Company Ltd.	45,965	126,879

Electronic Components—0.0%*
Largan Precision Company Ltd.	3,000	62,731	(a)

Electronic Equipment & Instruments—0.1%
Hexagon AB	50,839	874,549

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	60,024	181,485

Fertilizers & Agricultural Chemicals—0.6%
Potash Corporation of Saskatchewan Inc. ††	31,599	1,379,328
Potash Corporation of Saskatchewan Inc. ††	19,440	849,334
Sociedad Quimica y Minera de Chile S.A. ADR	3,902	217,224
Syngenta AG	5,183	1,779,238
		4,225,124

Food Retail—0.1%
Magnit OJSC GDR	5,283	158,913
President Chain Store Corp.	16,998	90,694	(a)
Shoprite Holdings Ltd.	13,101	241,765
Tesco PLC	9,718	47,297
		538,669

Healthcare Services—0.3%
Diagnosticos da America S.A.	7,430	48,627
Fresenius SE & Company KGaA	20,980	2,178,315
		2,226,942

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	22,227	2,070,675
Shandong Weigao Group Medical Polymer Company Ltd.	37,231	41,566
		2,112,241

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	31,895	520,526
Dongfang Electric Corporation Ltd.	28,063	57,626
		578,152

Highways & Railtracks—0.0%*
CCR S.A.	10,071	81,478

Household Appliances—0.0%*
Techtronic Industries Co.	68,681	87,216

Household Products—0.6%
Reckitt Benckiser Group PLC	33,286	1,761,980
Unicharm Corp.	38,000	2,166,938
		3,928,918

Human Resource & Employment Services—0.2%
Capita PLC	142,716	1,468,649

Industrial Conglomerates—0.1%
Chongqing Machinery & Electric Company Ltd.	36,873	5,018
Siemens AG	9,543	804,120
		809,138

Industrial Gases—0.4%
Linde AG	16,966	2,649,709

Industrial Machinery—0.8%
Alfa Laval AB	57,758	991,827
FANUC Corp.	11,300	1,860,881
Mitsubishi Heavy Industries Ltd.	205,000	834,873
Nikon Corp.	17,589	536,395
SMC Corp.	5,400	937,941
Vallourec S.A.	12,838	526,048
		5,687,965

Integrated Oil & Gas—1.5%
BG Group PLC	119,519	2,450,322	(a)
Cenovus Energy Inc.	6,225	197,659
China Petroleum & Chemical Corp.	187,028	167,176
ENI S.p.A.	57,748	1,230,307
Gazprom OAO ADR	20,718	196,821
Lukoil OAO ADR	3,797	212,936
Petroleo Brasileiro S.A. ADR	32,770	594,448
Royal Dutch Shell PLC	65,163	2,198,758
Royal Dutch Shell PLC ADR	15,018	1,012,664
Suncor Energy Inc.	55,661	1,607,396
Total S.A.	9,368	422,826
		10,291,313

Internet Software & Services—0.7%
Baidu Inc. ADR	44,526	5,119,600	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	22,752	839,753
HCL Technologies Ltd.	11,441	97,928
Infosys Ltd.	1,587	71,626
		1,009,307

Life & Health Insurance—0.9%
AIA Group Ltd.	706,171	2,439,501
Ping An Insurance Group Co.	8,353	67,496
Prudential PLC	215,154	2,498,377
Sony Financial Holdings Inc.	63,700	1,041,581
		6,046,955

Managed Healthcare—0.0%*
Odontoprev S.A.	13,308	67,250

Marine Ports & Services—0.0%*
Adani Ports and Special Economic Zone	42,648	92,928

Multi-Line Insurance—0.3%
AXA S.A.	61,441	823,691
Zurich Insurance Group AG	5,180	1,174,602
		1,998,293

Multi-Utilities—0.3%
National Grid PLC	199,873	2,121,370

Office Electronics—0.0%*
Canon Inc.	7,596	303,711

Oil & Gas Equipment & Services—0.0%*
Subsea 7 S.A.	9,089	179,999

Oil & Gas Exploration & Production—0.1%
Afren PLC	90,983	148,114	(a)
Canadian Natural Resources Ltd.	8,936	239,386
CNOOC Ltd.	81,942	165,228
Pacific Rubiales Energy Corp.	2,777	58,730
		611,458

Packaged Foods & Meats—0.7%
Nestle S.A.	51,318	3,071,123
Nestle S.A. ADR	8,809	526,250
Thai Union Frozen Products PCL	49,386	111,569
Unilever N.V.	37,495	1,256,051
		4,964,993

Pharmaceuticals—0.8%
Aspen Pharmacare Holdings Ltd.	4,409	67,912
Bayer AG	15,720	1,135,950
Novartis AG	35,807	2,007,622
Novartis AG ADR	26,637	1,489,008
Roche Holding AG	6,289	1,089,359
		5,789,851

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A.	5,303	109,031	(a)

Regional Banks—0.1%
The Bank of Yokohama Ltd.	201,787	955,809

Semiconductors—0.8%
Samsung Electronics Company Ltd.	2,818	2,984,224
Taiwan Semiconductor Manufacturing Company Ltd.	894,876	2,449,693	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,913	124,426	(a)
		5,558,343

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	9,176	107,791

Tobacco—0.0%*
ITC Ltd.	31,404	146,803

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	51,400	1,040,902

Wireless Telecommunication Services—0.7%
America Movil SAB de C.V. ADR	7,405	192,974
Millicom International Cellular S.A.	1,035	97,892
MTN Group Ltd.	4,890	84,642
Softbank Corp.	51,399	1,916,735
Vodafone Group PLC	868,509	2,444,750
		4,736,993

Total Common Stock		122,968,509
(Cost $119,837,329)

Preferred Stock—0.4%

Automobile Manufacturers—0.2%
Volkswagen AG	10,190	1,618,909

Diversified Financial Services—0.0%*
Itau Unibanco Holding S.A.	14,046	196,865

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais	4,896	91,038

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,802	71,421

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	12,711	114,928

Multi-Line Insurance—0.1%
XLIT Ltd.—3.58%	508	370,205	(i)

Steel—0.1%
Vale S.A.	16,598	322,018

Total Preferred Stock		2,785,384
(Cost $2,864,747)

Total Foreign Equity		125,753,893
(Cost $122,702,076)

		Principal Amount	Fair Value
Bonds and Notes—27.2%

U.S. Treasuries—4.2%
U.S. Treasury Bonds
3.00%	05/15/42	$5,554,800	$5,817,786	(h)
3.13%	02/15/42	7,577,200	8,138,383	(h)
U.S. Treasury Notes
0.32%	03/31/14	349,800	349,390	(d,h)
0.72%	05/31/17	9,364,100	9,320,941	(d,h)
1.75%	05/15/22	5,627,300	5,673,022	(h)
			29,299,522

Agency Mortgage Backed—11.2%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	1,299,000	1,333,104
4.50%	06/01/33 - 02/01/35	17,441	18,672	(h)
5.00%	07/01/35 - 06/01/41	1,204,284	1,334,389	(h)
5.50%	05/01/20 - 04/01/39	436,136	483,970	(h)
6.00%	04/01/17 - 11/01/37	547,894	610,186	(h)
6.50%	06/01/29	5,533	6,331	(h)
7.00%	10/01/16 - 08/01/36	194,980	227,457	(h)
7.50%	12/01/30 - 09/01/33	4,486	5,382	(h)
8.00%	04/01/30 - 11/01/30	1,448	1,762	(h)
9.00%	04/01/16 - 06/01/21	685	768	(h)
5.50%	TBA	305,000	331,449	(c)
Federal National Mortgage Assoc.
2.72%	04/01/37	793	827	(i)
2.89%	03/01/37	1,275	1,292	(i)
4.00%	05/01/19 - 05/01/42	15,396,241	16,449,056	(h)
4.50%	05/01/18 - 04/01/41	11,454,264	12,319,345	(h)
5.00%	07/01/20 - 06/01/41	2,058,974	2,290,294	(h)
5.50%	03/01/14 - 01/01/39	4,096,428	4,496,949	(h)
6.00%	07/01/14 - 08/01/35	1,723,189	1,936,047	(h)
6.50%	01/01/15 - 08/01/34	221,343	252,818	(h)
7.00%	10/01/16 - 12/01/33	65,878	75,295	(h)
7.50%	09/01/13 - 03/01/34	17,598	20,487	(h)
8.00%	07/01/15 - 11/01/33	6,750	8,181	(h)
8.50%	07/01/30 - 05/01/31	997	1,214	(h)
9.00%	12/01/17 - 12/01/22	2,343	2,704	(h)
3.50%	TBA	13,380,000	14,065,276	(c)
4.00%	TBA	2,955,000	3,144,767	(c)
4.50%	TBA	6,266,000	6,718,546	(c)
5.00%	TBA	2,848,000	3,081,314	(c)
6.00%	TBA	2,150,000	2,362,648	(c)
6.50%	TBA	568,000	639,177	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	3,511,832	3,872,202	(h)
5.00%	08/15/33	26,734	29,432	(h)
6.00%	04/15/30 - 09/15/36	102,112	116,346	(h)
6.50%	02/15/24 - 06/15/36	45,942	53,370	(h)
7.00%	04/15/28 - 10/15/36	35,891	42,589	(h)
8.00%	06/15/30	58	61	(h)
8.50%	10/15/17	8,088	8,737	(h)
9.00%	11/15/16 - 12/15/21	11,394	12,722	(h)
4.00%	TBA	1,685,000	1,840,073	(c)
4.50%	TBA	1,240,000	1,363,031	(c)
			79,558,270

Agency Collateralized Mortgage Obligations—0.2%
Collateralized Mortgage Obligation Trust
0.00%	11/01/18	273	269	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	127,497	1,029	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 -11/15/30	2,752,585	330,702	(g,o)
4.50%	03/15/18	10,123	525	(g,h,o)
5.00%	10/15/18 - 02/15/38	89,325	6,523	(g,h,o)
5.50%	06/15/33	12,765	1,828	(g,h,o)
6.36%	08/15/25	763,857	110,123	(g,i)
7.50%	07/15/27	3,177	700	(g,h,o)
8.00%	04/15/20	116	125	(h)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	286	252	(d,f,h)
8.00%	02/01/23 - 07/01/24	1,160	237	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	52,229	1,467	(g,h,i)
2.53%	12/25/22	412	381	(d,f,h)
3.50%	05/25/27	600,048	76,499	(g,o)
4.50%	05/25/18	1,444	16	(g,h,o)
5.00%	08/25/17 - 09/25/40	1,166,266	149,511	(g,h,o)
5.75%	07/25/38	344,437	45,714	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	248,909	28,859	(g,o)
5.00%	03/25/38 - 05/25/38	155,869	20,932	(g,o)
5.50%	12/01/33	24,155	3,313	(g,h,o)
6.00%	01/01/35	94,436	16,490	(g,o)
7.50%	11/01/23	7,748	1,648	(g,h,o)
8.00%	08/01/23 - 07/01/24	2,461	528	(g,h,o)
8.50%	03/01/17 - 07/25/22	796	131	(g,h,o)
9.00%	05/25/22	420	73	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,676,198	191,457	(g,o)
5.00%	12/20/35 - 09/20/38	1,251,525	122,460	(g,o)
6.41%	06/20/40	3,090,081	478,635	(g,i)
			1,590,427

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust
5.74%	01/25/34	1,458	1,115	(d,h,i)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	150,000	110,388	(h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	611,957	(b,h)
4.26%	03/25/14	1,000,000	1,018,021	(b)
Mid-State Trust
7.54%	07/01/35	2,212	2,245
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	150,000	88,660
Residential Asset Securities Corp.
14.91%	07/25/32	1,345	821	(d,i)
			1,833,207

Corporate Notes—9.5%
ABB Finance USA Inc.
1.63%	05/08/17	246,000	247,188	(h)
2.88%	05/08/22	246,000	248,843	(h)
AES Panama S.A.
6.35%	12/21/16	102,000	109,650	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	250,000	279,765
Air Jamaica Ltd.
9.38%	07/08/15	5,000	5,187
Allergan Inc.
3.38%	09/15/20	182,000	193,590	(h)
ALROSA Finance S.A.
7.75%	11/03/20	200,000	209,454	(b)
America Movil SAB de C.V.
2.38%	09/08/16	1,005,000	1,031,031	(h)
American Axle & Manufacturing Inc.
7.88%	03/01/17	217,000	224,052	(h)
American Express Credit Corp.
1.75%	06/12/15	369,000	373,191
American International Group Inc.
4.88%	06/01/22	184,000	188,273
Amgen Inc.
2.13%	05/15/17	123,000	124,444	(h)
2.30%	06/15/16	176,000	180,888	(h)
2.50%	11/15/16	119,000	123,641	(h)
3.63%	05/15/22	123,000	127,192	(h)
5.38%	05/15/43	123,000	133,055	(h)
5.65%	06/15/42	258,000	287,908	(h)
Amphenol Corp.
4.00%	02/01/22	474,000	482,880	(h)
Amsted Industries Inc.
8.13%	03/15/18	96,000	101,520	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	199,000	225,821	(h)
6.38%	09/15/17	134,000	155,659
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	353,000	377,977	(h)
5.38%	11/15/14	342,000	377,027	(h)
Apache Corp.
4.75%	04/15/43	245,000	272,139
Arch Coal Inc.
7.00%	06/15/19	909,000	768,105
Archer-Daniels-Midland Co.
5.77%	03/01/41	413,000	525,227	(h)
Arizona Public Service Co.
6.25%	08/01/16	33,000	38,711	(h)
AT&T Inc.
0.90%	02/13/15	481,000	480,641	(d,h)
1.60%	02/15/17	240,000	240,307	(h)
2.95%	05/15/16	211,000	223,486	(h)
5.55%	08/15/41	171,000	203,825	(h)
5.60%	05/15/18	41,000	49,071	(h)
6.40%	05/15/38	784,000	986,771	(h)
Banco del Estado de Chile
3.88%	02/08/22	150,000	152,573	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	202,000	(b)

Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,500	(b,i)
Bank of America Corp.
3.88%	03/22/17	368,000	374,880	(h)
5.63%	10/14/16	120,000	127,531	(h)
5.70%	01/24/22	644,000	709,233	(h)
5.75%	12/01/17	245,000	261,463	(h)
5.88%	02/07/42	121,000	132,541	(h)
6.50%	08/01/16	220,000	241,589	(h)
Barclays Bank PLC
2.25%	05/10/17	615,000	614,964	(b,h)
Baxter International Inc.
1.85%	01/15/17	286,000	292,247	(h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	246,000	247,713	(h)
3.00%	05/15/22	369,000	373,404	(h)
Berkshire Hathaway Inc.
3.75%	08/15/21	118,000	125,880	(h)
BG Energy Capital PLC
2.88%	10/15/16	200,000	210,746	(b,h)
4.00%	10/15/21	37,000	39,481	(b,h)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	361,000	363,480	(h)
Bombardier Inc.
7.75%	03/15/20	294,000	327,075	(b,h)
Boston Properties LP (REIT)
3.85%	02/01/23	246,000	248,311
BP Capital Markets PLC
1.85%	05/05/17	172,000	173,711
2.25%	11/01/16	357,000	367,663	(h)
3.25%	05/06/22	369,000	382,059
Broadcom Corp.
2.70%	11/01/18	239,000	246,427
Cameron International Corp.
1.60%	04/30/15	123,000	123,087	(h)
3.60%	04/30/22	123,000	123,199	(h)
Cardinal Health Inc.
1.90%	06/15/17	369,000	371,763	(h)
Cargill Inc.
5.20%	01/22/13	218,000	223,207	(b,h)
6.00%	11/27/17	91,000	108,237	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	459,000	466,532	(h)
Case New Holland Inc.
7.88%	12/01/17	127,000	146,685	(h)
Caterpillar Inc.
1.50%	06/26/17	281,000	281,389
2.60%	06/26/22	232,000	231,392
CBS Corp.
1.95%	07/01/17	117,000	116,883
4.85%	07/01/42	117,000	114,515
CCO Holdings LLC
8.13%	04/30/20	181,000	201,815
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	181,841	(b)
CenturyLink Inc.
5.80%	03/15/22	172,000	171,227
7.65%	03/15/42	176,000	170,819

Cigna Corp.
2.75%	11/15/16	806,000	830,399
5.38%	02/15/42	239,000	254,295
Cincinnati Bell Inc.
8.25%	10/15/17	19,000	19,760
Citigroup Inc.
4.45%	01/10/17	488,000	511,543	(h)
5.00%	09/15/14	717,000	734,973	(h)
5.88%	01/30/42	179,000	195,498	(h)
6.13%	08/25/36	119,000	117,046	(h)
CityCenter Holdings LLC
7.63%	01/15/16	127,000	133,985	(h)
CNA Financial Corp.
5.88%	08/15/20	232,000	255,120	(h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	213,877	(b,h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	36,000	43,869
6.65%	04/01/19	461,000	585,174	(h)
Corning Inc.
4.75%	03/15/42	283,000	296,554	(h)
Corp Lindley S.A.
6.75%	11/23/21	21,000	22,680	(b,h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	139,000	144,961	(b,h)
3.88%	11/03/21	200,000	210,377	(b,h)
5.63%	09/21/35	30,000	35,082	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	246,000	246,320	(h)
3.20%	06/15/22	246,000	253,619	(h)
Credit Suisse AG
2.60%	05/27/16	253,000	259,924	(b)
Crown Castle Towers LLC
4.88%	08/15/40	300,000	325,715	(b,h)
6.11%	01/15/40	49,000	56,723	(b,h)
CSX Corp.
4.25%	06/01/21	230,000	251,189
CVS Caremark Corp.
3.25%	05/18/15	87,000	91,576
5.75%	06/01/17	173,000	204,311
DaVita Inc.
6.38%	11/01/18	212,000	218,890	(h)
DDR Corp. (REIT)
4.63%	07/15/22	164,000	161,856
Deere & Co.
2.60%	06/08/22	246,000	245,570
3.90%	06/09/42	221,000	219,564
Denbury Resources Inc.
6.38%	08/15/21	190,000	197,600
8.25%	02/15/20	91,000	99,645	(h)
DENTSPLY International Inc.
2.75%	08/15/16	366,000	372,118	(h)
4.13%	08/15/21	240,000	249,858	(h)
Deutsche Telekom International Finance BV
2.25%	03/06/17	85,000	83,990	(b,h)
Devon Energy Corp.
1.88%	05/15/17	246,000	246,043	(h)

Diageo Capital PLC
1.50%	05/11/17	369,000	370,359
Diageo Investment Corp.
2.88%	05/11/22	369,000	379,056
4.25%	05/11/42	98,000	103,710
DIRECTV Holdings LLC
2.40%	03/15/17	246,000	247,620
3.80%	03/15/22	123,000	124,389
4.60%	02/15/21	241,000	256,313
4.75%	10/01/14	279,000	299,486	(h)
5.15%	03/15/42	246,000	247,586
Dominion Resources Inc.
1.95%	08/15/16	168,000	171,198
4.90%	08/01/41	101,000	114,146
DPL Inc.
7.25%	10/15/21	210,000	233,100	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	245,000	277,686	(h)
Eastman Chemical Co.
2.40%	06/01/17	692,000	699,331
Ecopetrol S.A.
7.63%	07/23/19	88,000	110,880
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	42,000	44,310	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	104,477	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	159,000	174,502	(h)
Energy Transfer Partners LP
6.50%	02/01/42	59,000	63,227	(h)
6.70%	07/01/18	176,000	201,881	(h)
European Investment Bank
0.73%	12/15/14	360,000	361,234	(d,h)
4.88%	01/17/17	710,000	817,009	(h)
Exelon Corp.
4.90%	06/15/15	334,000	363,018	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	100,000	103,250	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	415,000	422,208	(b,h)
3.13%	05/15/16	361,000	375,863	(h)
3.90%	02/15/22	120,000	124,382	(b,h)
4.75%	11/15/21	120,000	132,789	(b,h)
6.13%	11/15/41	185,000	224,809	(b,h)
First Citizens St Lucia Ltd.
4.90%	02/09/16	150,000	154,847	(b)
Florida Power & Light Co.
4.13%	02/01/42	214,000	224,056
Ford Motor Credit Company LLC
3.00%	06/12/17	246,000	244,645	(h)
5.88%	08/02/21	225,000	250,314
Forest Oil Corp.
7.25%	06/15/19	212,000	194,510
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	104,125	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	219,000	221,190	(h)
Georgia Power Co.
4.30%	03/15/42	123,000	128,125

Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	106,730	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	185,000	174,983
Great Plains Energy Inc.
4.85%	06/01/21	251,000	269,568
Hanesbrands Inc.
6.38%	12/15/20	224,000	235,760	(h)
Hartford Financial Services Group Inc.
5.13%	04/15/22	245,000	252,290
HCA Inc.
6.50%	02/15/20	375,000	406,406	(h)
Heineken N.V.
3.40%	04/01/22	489,000	500,822	(b,h)
Hewlett-Packard Co.
4.05%	09/15/22	307,000	309,284	(h)
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	526,000	570,710	(h)
HSBC Finance Corp.
6.68%	01/15/21	114,000	123,429	(h)
HSBC Holdings PLC
4.00%	03/30/22	245,000	254,408
Hughes Satellite Systems Corp.
6.50%	06/15/19	216,000	229,500	(h)
Inter-American Development Bank
1.38%	10/18/16	357,000	365,132	(h)
IPIC GMTN Ltd.
3.75%	03/01/17	200,000	208,000	(b,h)
John Deere Capital Corp.
2.25%	04/17/19	244,000	249,392
3.15%	10/15/21	287,000	298,487	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	310,000	327,173
4.50%	01/24/22	490,000	527,837
Kinross Gold Corp.
6.88%	09/01/41	73,000	74,082
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	246,000	255,318	(h)
5.00%	03/15/42	246,000	264,461	(h)
Korea Development Bank
3.25%	03/09/16	348,000	359,227	(h)
Korea National Oil Corp.
2.88%	11/09/15	289,000	293,726	(b,h)
3.13%	04/03/17	244,000	248,812	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	246,000	248,602	(b,h)
2.25%	06/05/17	246,000	251,874	(b,h)
5.00%	06/04/42	295,000	312,221	(b,h)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	731,000	767,344	(h)
4.50%	07/16/18	446,000	522,754	(h)
Levi Strauss & Co.
7.63%	05/15/20	177,000	188,062	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	171,000	169,939	(b,h)
6.50%	05/01/42	183,000	185,232	(b,h)
Linn Energy LLC
8.63%	04/15/20	175,000	188,562	(h)

Lorillard Tobacco Co.
3.50%	08/04/16	246,000	256,446	(h)
Lowe’s Companies Inc.
4.65%	04/15/42	128,000	135,923	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	300,000	314,625	(b,h)
Majapahit Holding BV
7.75%	10/17/16	100,000	114,250	(b,h)
Marathon Petroleum Corp.
6.50%	03/01/41	122,000	138,648	(h)
McDonald’s Corp.
1.88%	05/29/19	246,000	245,444	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	39,000	48,799	(h)
Molson Coors Brewing Co.
5.00%	05/01/42	197,000	212,833
Morgan Stanley
5.50%	07/28/21	232,000	228,580	(h)
5.75%	01/25/21	118,000	116,353	(h)
Mylan Inc.
7.88%	07/15/20	71,000	79,609	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	142,161	(b,h)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	95,875
Newfield Exploration Co.
5.63%	07/01/24	206,000	210,635
5.75%	01/30/22	210,000	219,450	(h)
Newmont Mining Corp.
4.88%	03/15/42	246,000	239,874	(h)
News America Inc.
6.65%	11/15/37	131,000	152,918	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	466,000	478,769	(h)
Nisource Finance Corp.
3.85%	02/15/23	280,000	279,730	(h)
Nordea Bank AB
3.13%	03/20/17	875,000	878,735	(b,h)
Occidental Petroleum Corp.
2.70%	02/15/23	351,000	353,208
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	98,000	102,655	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	121,000	142,021
Omnicom Group Inc.
3.63%	05/01/22	323,000	328,201	(h)
ONEOK Partners LP
6.13%	02/01/41	267,000	301,063	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	275,000	346,551	(h)
PacifiCorp
6.00%	01/15/39	500,000	656,943	(h)
6.25%	10/15/37	6,000	8,068
PAETEC Holding Corp.
8.88%	06/30/17	231,000	248,902	(h)
Peabody Energy Corp.
6.25%	11/15/21	126,000	124,740	(b)

PepsiCo Inc.
2.75%	03/05/22	330,000	333,073	(h)
Pernod-Ricard S.A.
4.45%	01/15/22	153,000	158,531	(b,h)
Petrobras International Finance Co.
2.88%	02/06/15	96,000	97,440	(h)
3.50%	02/06/17	361,000	370,561	(h)
3.88%	01/27/16	103,000	106,341	(h)
Petroleos Mexicanos
5.50%	06/27/44	47,000	48,057	(b)
6.50%	06/02/41	42,000	49,035	(b,h)
Philip Morris International Inc.
2.50%	05/16/16	251,000	263,370	(h)
Phillips 66
5.88%	05/01/42	111,000	119,490	(b)
Pioneer Natural Resources Co.
3.95%	07/15/22	234,000	234,566
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	129,000	(b)
Pride International Inc.
6.88%	08/15/20	238,000	292,019
Prudential Financial Inc.
5.63%	05/12/41	122,000	124,594
5.80%	11/16/41	61,000	63,857
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	100,000	112,000	(b)
Range Resources Corp.
5.75%	06/01/21	212,000	221,540	(h)
Raytheon Co.
1.40%	12/15/14	238,000	241,473
Rio Tinto Finance USA PLC
3.50%	03/22/22	245,000	258,209
Roche Holdings Inc.
6.00%	03/01/19	259,000	322,156	(b,h)
Rowan Companies Inc.
4.88%	06/01/22	123,000	124,082
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	400,000	393,752	(b,h,i)
Sempra Energy
2.30%	04/01/17	489,000	501,150	(h)
Simon Property Group LP (REIT)
2.15%	09/15/17	366,000	365,440	(h)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	100,618	(b,h)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	246,000	250,167	(b,h)
Symantec Corp.
2.75%	06/15/17	350,000	351,571
Target Corp.
4.00%	07/01/42	234,000	230,496
Texas Instruments Inc.
2.38%	05/16/16	377,000	396,436	(h)
Textron Inc.
6.20%	03/15/15	330,000	362,661	(h)
The ADT Corp.
2.25%	07/15/17	163,000	163,764	(b)
3.50%	07/15/22	233,000	233,782	(b)
4.88%	07/15/42	233,000	228,245	(b)

The AES Corp.
8.00%	10/15/17	157,000	178,587	(h)
The Coca-Cola Co.
3.30%	09/01/21	76,000	81,526	(h)
The Goldman Sachs Group Inc.
3.30%	05/03/15	260,000	259,964	(h)
5.75%	01/24/22	482,000	508,801	(h)
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,325	(h)
Time Warner Cable Inc.
5.50%	09/01/41	357,000	388,448	(h)
6.75%	07/01/18	264,000	321,600	(h)
Time Warner Inc.
3.15%	07/15/15	370,000	390,212	(h)
3.40%	06/15/22	123,000	124,034
4.90%	06/15/42	86,000	87,260
Total Capital International S.A.
1.55%	06/28/17	583,000	584,365
Toyota Motor Credit Corp.
1.75%	05/22/17	369,000	371,990
United Technologies Corp.
1.20%	06/01/15	123,000	124,431
1.80%	06/01/17	123,000	125,612
4.50%	06/01/42	184,000	202,107
Vail Resorts Inc.
6.50%	05/01/19	333,000	349,650
Valero Energy Corp.
6.63%	06/15/37	123,000	137,918
Verizon Communications Inc.
2.00%	11/01/16	602,000	616,048	(h)
Viacom Inc.
1.25%	02/27/15	169,000	169,421	(h)
2.50%	12/15/16	372,000	385,155	(h)
Visteon Corp.
6.75%	04/15/19	228,000	221,730	(h)
Vivendi S.A.
3.45%	01/12/18	367,000	359,387	(b,h)
Weatherford International Ltd.
4.50%	04/15/22	195,000	199,856
5.95%	04/15/42	184,000	193,550
Wells Fargo & Co.
1.50%	07/01/15	351,000	351,265
Willis Group Holdings PLC
4.13%	03/15/16	259,000	270,762	(h)
Woodside Finance Ltd.
4.50%	11/10/14	354,000	374,470	(b,h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	175,935	196,530	(b,h)
			67,787,532

Non-Agency Collateralized Mortgage Obligations—1.0%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	340,000	380,159	(i)
5.63%	07/10/46	50,000	56,363
5.92%	02/10/51	260,000	299,291	(i)
6.39%	02/10/51	640,000	751,855	(i)

Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	450,000	490,063	(h,i)
5.71%	04/12/38	230,000	245,866	(h,i)
5.91%	06/11/40	40,000	28,973	(i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	120,000	104,299	(h)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	130,000	142,072	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	28,757	629	(i)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	16,128	450	(i)
DBUBS Mortgage Trust
5.73%	11/10/46	230,000	176,770	(b,i)
Extended Stay America Trust
5.50%	11/05/27	100,000	100,930	(b,h)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	130,000	144,213	(h)
GS Mortgage Securities Corp. II
3.00%	08/10/44	240,000	253,021	(h)
3.55%	04/10/34	250,000	258,434	(b,h)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	230,000	234,833
5.04%	03/15/46	145,000	157,407	(i)
5.34%	08/12/37	204,000	224,124	(i)
5.44%	05/15/45 - 06/12/47	3,600,000	402,417
5.79%	02/12/51	685,000	791,855	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	130,000	142,655	(h)
5.16%	02/15/31	210,000	233,933	(h)
16.80%	12/15/39	212,842	3,077	(b,d,h,i)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	165,000	105,836	(i)
Morgan Stanley Capital I Inc.
5.16%	10/12/52	80,000	89,155	(i)
5.62%	12/12/49	94,446	94,593	(h)
5.82%	06/11/42	210,000	184,004	(h,i)
5.90%	10/15/42	299,000	213,859	(h,i)
5.99%	08/12/41	415,000	481,180	(h,i)
6.46%	01/11/43	230,000	253,523	(h,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	170,000	183,597	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36	24,621	—	**
5.50%	03/25/36	106,809	3,310
			7,232,746

Sovereign Bonds - 0.6%
Gabonese Republic
8.20%	12/12/17	100,000	116,000
Government of Argentina
2.50%	12/31/38	31,896	10,286	(j)
8.28%	12/31/33	22,199	14,041
Government of Colombia
7.38%	03/18/19	100,000	130,750	(h)
Government of Croatia
6.38%	03/24/21	200,000	195,742	(b)
Government of Dominican Republic
7.50%	05/06/21	100,000	106,500	(b)

Government of El Salvador
7.65%	06/15/35	70,000	73,780	(b,h)
Government of Ghana Republic
8.50%	10/04/17	100,000	110,750	(b)
Government of Hungary
4.75%	02/03/15	32,000	30,720
6.25%	01/29/20	123,000	119,862
7.63%	03/29/41	68,000	66,470	(h)
Government of Indonesia
3.75%	04/25/22	122,228	121,922	(b,h)
5.25%	01/17/42	200,000	209,250	(b,h)
Government of Lebanon
4.00%	12/31/17	15,600	15,132
5.15%	11/12/18	43,000	42,462
6.10%	10/04/22	43,000	43,000
Government of Lithuania
6.13%	03/09/21	100,000	110,000	(b,h)
Government of Mexico
4.75%	03/08/44	294,000	316,785	(h)
5.75%	10/12/49	44,000	50,050
Government of Namibia
5.50%	11/03/21	200,000	208,000	(b,h)
Government of Panama
6.70%	01/26/36	40,000	54,000
Government of Peru
6.55%	03/14/37	47,000	63,967	(h)
7.35%	07/21/25	100,000	140,500	(h)
Government of Philippines
4.00%	01/15/21	100,000	107,625
6.38%	01/15/32	100,000	126,250
6.38%	10/23/34	100,000	128,000
Government of Poland
5.00%	03/23/22	125,000	136,437
5.13%	04/21/21	46,000	50,853
6.38%	07/15/19	16,000	18,845
Government of Romania
6.75%	02/07/22	88,000	91,740	(b)
Government of South Africa
6.25%	03/08/41	100,000	126,500	(h)
Government of Turkey
5.13%	03/25/22	200,000	208,250	(h)
5.63%	03/30/21	100,000	109,125	(h)
6.00%	01/14/41	200,000	210,500	(h)
6.88%	03/17/36	42,000	49,308	(h)
Government of Uruguay
6.88%	09/28/25	91,473	120,287
Government of Venezuela
10.75%	09/19/13	129,000	132,870	(h)
Government of Vietnam
1.56%	03/12/16	14,261	12,931	(i)
Province of Manitoba Canada
4.90%	12/06/16	38,000	44,401	(h)
Russian Foreign Bond—Eurobond
3.25%	04/04/17	200,000	201,248	(b)
5.00%	04/29/20	200,000	217,500	(b)
7.50%	03/31/30	33,887	40,685	(j)
			4,483,324

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	109,309	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	113,000	131,103	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	120,000	169,184	(h)
7.41%	01/01/40	305,000	444,583	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	74,638	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	169,636	(h)
State of California
5.70%	11/01/21	175,000	199,236	(h)
			1,297,689

FNMA—0.0%*
Lehman TBA
5.50%	TBA	98,642	—	** (c,m,p)

Total Bonds and Notes			193,082,717
(Cost $188,224,825)

	Number of Shares
Exchange Traded Funds—4.2%
Financial Select Sector SPDR Fund	43,028	629,070	(n)
Industrial Select Sector SPDR Fund	68,894	2,457,449	(n)
Vanguard MSCI Emerging Markets Fund	406,658	16,245,987
Vanguard REITs Fund	166,193	10,874,008

Total Exchange Traded Funds		30,206,514
(Cost $29,248,213)

Other Investments—0.1%
GEI Investment Fund		741,170	(k)
(Cost $686,269)

Total Investments in Securities		611,710,613
(Cost $579,606,095)

Short-Term Investments—18.7%
GE Institutional Money Market Fund—Investment Class 0.04%
0.04%
(Cost $132,210,013)		132,210,013	(d,k)

Total Investments
(Cost $711,816,108)		743,920,626

Liabilities in Excess of Other Assets, net—(4.8)%		(33,837,644)

NET ASSETS —100.0%		$710,082,982

Other Information

The Fund had the following long future contracts open at June 30, 2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	September 2012	25	$715,427	$38,474
FTSE 100 Index Futures	September 2012	7	606,379	9,453
S&P 500 Emini Index Futures	September 2012	80	5,425,600	214,975
S&P Midcap 400 Emini Index Futures	September 2012	291	27,339,450	676,723
Topix Index Futures	September 2012	3	289,134	16,326
2 Yr. U.S. Treasury Notes Futures	September 2012	75	16,514,063	(7,474)
5 Yr. U.S. Treasury Notes Futures	September 2012	414	51,323,063	11,927
30 Yr. U.S. Treasury Bond Futures	September 2012	44	6,510,625	(160)

				$960,244

The Fund had the following short future contracts open at June 30, 2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2012	51	$(8,509,031)	$(114,062)
10 Yr. U.S. Treasury Notes Futures	September 2012	265	(35,344,375)	(80,596)

				$(194,658)

				$765,586

At June 30, 2012, the Fund had the following foreign currency forward exchange contracts (unaudited):

Description	Unrealized Appreciation
Sold 11,900,000 EURO; Purchased $15,714,444 for settlement on 09/19/2012	$601,595
Sold 523,999,997 Japanese yen; Purchased $6,649,493 for settlement on 12/12/2012	66,188
Sold 5,200,000 FTSE Purchased $8,412,144 for settlement on 09/19/2012	257,877

$925,660

The Fund was invested in the following countries at June 30, 2012 (unaudited):

Country	Percentage (based on Fair Value)
United States	80.06%
United Kingdom	4.50%
Japan	2.59%
Germany	2.06%
Switzerland	1.67%
France	1.48%
China	0.96%
Canada	0.67%
South Korea	0.63%
Sweden	0.55%
Netherlands	0.42%
Taiwan	0.40%
Hong Kong	0.39%
Australia	0.38%
Brazil	0.37%
Italy	0.31%
Singapore	0.28%
Mexico	0.26%
Russian Federation	0.24%
Supranational	0.23%
Ireland	0.23%
Belgium	0.17%
India	0.14%
Chile	0.13%
Turkey	0.12%
Indonesia	0.09%
Philippines	0.09%
South Africa	0.09%
Peru	0.05%
Colombia	0.04%
Malaysia	0.03%
Hungary	0.03%
United Arab Emirates	0.03%
Namibia	0.03%
Poland	0.03%
Croatia	0.03%
Norway	0.02%
Panama	0.02%
Trinidad And Tobago	0.02%
Venezuela	0.02%
Uruguay	0.02%
Gabon	0.02%
Qatar	0.02%
Thailand	0.01%
Ghana	0.01%
Lithuania	0.01%
Dominican Republic	0.01%
Lebanon	0.01%
Ukraine	0.01%
Romania	0.01%
El Salvador	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2012 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	4.06%	0.00%	4.06%
Diversified Financial Services	1.22%	1.54%	2.76%
Integrated Oil & Gas	1.31%	1.40%	2.71%
Pharmaceuticals	1.75%	0.78%	2.53%
Communications Equipment	1.68%	0.16%	1.84%
Computer Hardware	1.82%	0.00%	1.82%
Semiconductors	0.85%	0.75%	1.60%
Systems Software	1.58%	0.00%	1.58%
Data Processing & Outsourced Services	1.49%	0.00%	1.49%
Internet Software & Services	0.64%	0.69%	1.33%
Soft Drinks	1.29%	0.00%	1.29%
Industrial Machinery	0.50%	0.76%	1.26%
Asset Management & Custody Banks	1.26%	0.00%	1.26%
Packaged Foods & Meats	0.57%	0.67%	1.24%
Life & Health Insurance	0.35%	0.81%	1.16%
Healthcare Services	0.81%	0.30%	1.11%
Healthcare Equipment	1.06%	0.00%	1.06%
Cable & Satellite	1.05%	0.00%	1.05%
Fertilizers & Agricultural Chemicals	0.38%	0.57%	0.95%
Biotechnology	0.85%	0.09%	0.94%
Household Products	0.38%	0.53%	0.91%
Automobile Manufacturers	0.07%	0.81%	0.88%
Home Improvement Retail	0.86%	0.00%	0.86%
Air Freight & Logistics	0.86%	0.00%	0.86%
Oil & Gas Equipment & Services	0.81%	0.02%	0.83%
IT Consulting & Other Services	0.68%	0.14%	0.82%
Aerospace & Defense	0.50%	0.29%	0.79%
Movies & Entertainment	0.71%	0.00%	0.71%
Diversified Metals & Mining	0.14%	0.54%	0.68%
Specialized REITs	0.65%	0.00%	0.65%
Wireless Telecommunication Services	0.00%	0.64%	0.64%
Integrated Telecommunication Services	0.57%	0.00%	0.57%
Specialized Finance	0.56%	0.00%	0.56%
Industrial Gases	0.14%	0.36%	0.50%
Oil & Gas Exploration & Production	0.41%	0.08%	0.49%
Application Software	0.16%	0.32%	0.48%
Distillers & Vintners	0.00%	0.47%	0.47%
Tobacco	0.45%	0.02%	0.47%
Multi-Utilities	0.18%	0.29%	0.47%
Multi-Line Insurance	0.14%	0.32%	0.46%
Broadcasting	0.43%	0.00%	0.43%
Apparel, Accessories & Luxury Goods	0.00%	0.43%	0.43%
Electric Utilities	0.36%	0.07%	0.43%
Advertising	0.25%	0.18%	0.43%
Agricultural Products	0.38%	0.00%	0.38%
Construction & Farm Machinery & Heavy Trucks	0.21%	0.14%	0.35%
Property & Casualty Insurance	0.33%	0.00%	0.33%
Consumer Finance	0.32%	0.00%	0.32%
Diversified Support Services	0.00%	0.32%	0.32%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Independent Power Producers & Energy Traders	0.31%	0.00%	0.31%
Restaurants	0.29%	0.00%	0.29%
Healthcare Supplies	0.00%	0.28%	0.28%
Diversified Chemicals	0.27%	0.00%	0.27%
Life Sciences Tools & Services	0.24%	0.00%	0.24%
Regional Banks	0.09%	0.13%	0.22%
Home Furnishing Retail	0.22%	0.00%	0.22%
Casinos & Gaming	0.18%	0.03%	0.21%

Industry	Domestic	Foreign	Total
Investment Banking & Brokerage	0.21%	0.00%	0.21%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Construction & Engineering	0.00%	0.20%	0.20%
Brewers	0.00%	0.19%	0.19%
Specialty Stores	0.18%	0.00%	0.18%
Steel	0.14%	0.04%	0.18%
Railroads	0.18%	0.00%	0.18%
Electrical Components & Equipment	0.16%	0.02%	0.18%
Drug Retail	0.15%	0.01%	0.16%
Diversified Capital Markets	0.00%	0.16%	0.16%
Department Stores	0.15%	0.01%	0.16%
Internet Retail	0.16%	0.00%	0.16%
Construction Materials	0.00%	0.15%	0.15%
Retail REITs	0.15%	0.00%	0.15%
General Merchandise Stores	0.14%	0.00%	0.14%
Trading Companies & Distributors	0.00%	0.14%	0.14%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Real Estate Services	0.12%	0.00%	0.12%
Electronic Equipment & Instruments	0.00%	0.12%	0.12%
Industrial Conglomerates	0.00%	0.11%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Research & Consulting Services	0.10%	0.00%	0.10%
Distributors	0.10%	0.00%	0.10%
Healthcare Facilities	0.10%	0.00%	0.10%
Heavy Electrical Equipment	0.00%	0.08%	0.08%
Water Utilities	0.08%	0.00%	0.08%
Oil & Gas Refining & Marketing	0.07%	0.00%	0.07%
Food Retail	0.00%	0.07%	0.07%
Reinsurance	0.07%	0.00%	0.07%
Managed Healthcare	0.05%	0.01%	0.06%
Home Building	0.06%	0.00%	0.06%
Office Electronics	0.00%	0.04%	0.04%
Electronic Manufacturing Services	0.00%	0.02%	0.02%
Diversified Banks	0.00%	0.02%	0.02%
Real Estate Operating Companies	0.00%	0.01%	0.01%
Thrifts & Mortgage Finance	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Commodity Chemicals	0.00%	0.01%	0.01%
Electronic Components	0.00%	0.01%	0.01%

			56.18%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	10.70%
Corporate Notes	9.11%
U.S. Treasuries	3.94%
Non-Agency Collateralized Mortgage Obligations	0.97%
Sovereign Bonds	0.60%
Asset Backed	0.25%
Agency Collateralized Mortgage Obligations	0.21%
Municipal Bonds and Notes	0.17%

25.95%

Short-Term and Other Investments
Short-Term	17.77%
Other Investments	0.10%

17.87%

100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2012 (unaudited)

Common Stock—94.3% †	Number of Shares	Fair Value
Advertising—0.8%
Arbitron Inc.	200,300	$7,010,500
ReachLocal Inc.	37,400	411,400	(a)
		7,421,900

Aerospace & Defense—1.1%
AAR Corp.	10,055	135,541
Esterline Technologies Corp.	60,012	3,741,748	(a)
Hexcel Corp.	16,600	428,114	(a)
Moog Inc.	19,265	796,608	(a)
Teledyne Technologies Inc.	66,600	4,105,890	(a)
Triumph Group Inc.	14,503	816,084
		10,023,985

Agricultural Products—0.9%
Darling International Inc.	487,600	8,040,524	(a)
Fresh Del Monte Produce Inc.	37,766	886,368
		8,926,892

Air Freight & Logistics—0.5%
Hub Group Inc.	67,000	2,425,400	(a)
UTi Worldwide Inc.	160,000	2,337,600
		4,763,000

Alternative Carriers—0.0%*
Vonage Holdings Corp.	125,100	251,451	(a)

Apparel Retail—1.3%
Aeropostale Inc.	190,711	3,400,377	(a)
American Eagle Outfitters Inc.	107,100	2,113,083
Ascena Retail Group Inc.	22,000	409,640
Crocs Inc.	25,600	413,440	(a)
DSW Inc.	7,900	429,760
Express Inc.	15,900	288,903	(a)
Genesco Inc.	7,146	429,832	(a)
The Buckle Inc.	119,000	4,708,830
Zumiez Inc.	12,700	502,920	(a)
		12,696,785

Apparel, Accessories & Luxury Goods—1.4%
Columbia Sportswear Co.	112,996	6,058,846
Iconix Brand Group Inc.	307,625	5,374,209	(a)
Maidenform Brands Inc.	83,714	1,667,583	(a)
True Religion Apparel Inc.	12,400	359,352
		13,459,990

Application Software—4.8%
ACI Worldwide Inc.	134,600	5,950,666	(a)
Actuate Corp.	68,700	476,091	(a)
Advent Software Inc.	29,500	799,745	(a)
Blackbaud Inc.	149,100	3,827,397
Bottomline Technologies Inc.	160,000	2,888,000	(a)
Compuware Corp.	47,400	440,346	(a)
Concur Technologies Inc.	79,500	5,413,950	(a)
Ebix Inc.	103,000	2,054,850
Fair Isaac Corp.	11,000	465,080
Kenexa Corp.	15,700	455,771	(a)
Mentor Graphics Corp.	31,700	475,500	(a)
Monotype Imaging Holdings Inc.	35,800	600,366	(a)
NICE Systems Ltd. ADR	85,500	3,129,300	(a)
Parametric Technology Corp.	312,200	6,543,712	(a)
PROS Holdings Inc.	67,000	1,126,940	(a)
QLIK Technologies Inc.	172,500	3,815,700	(a)
SolarWinds Inc.	12,000	522,720	(a)
SS&C Technologies Holdings Inc.	229,805	5,745,125	(a)
Tyler Technologies Inc.	11,700	472,095	(a)
		45,203,354

Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	58,025	6,350,836	(a)
Financial Engines Inc.	106,500	2,284,425	(a)
Manning & Napier Inc.	33,000	469,590
Waddell & Reed Financial Inc.	107,000	3,239,960
		12,344,811

Auto Parts & Equipment—0.3%
Accuride Corp.	33,650	201,900
Dana Holding Corp.	109,738	1,405,744
Federal-Mogul Corp.	16,950	186,450	(a)
Modine Manufacturing Co.	68,537	474,961	(a)
Stoneridge Inc.	56,574	385,269	(a)
Tenneco Inc.	13,350	358,047	(a)
		3,012,371

Automobile Manufacturers—0.5%
Thor Industries Inc.	174,300	4,777,563

Automotive Retail—0.1%
America’s Car-Mart Inc.	13,138	510,411	(a)

Biotechnology—1.2%
Acorda Therapeutics Inc.	18,500	435,860	(a)
Alkermes PLC	24,300	412,371	(a)
Cepheid Inc.	8,900	398,275	(a)
Cubist Pharmaceuticals Inc.	91,800	3,480,138	(a)
Emergent Biosolutions Inc.	29,300	443,895	(a)
Genomic Health Inc.	53,000	1,770,200	(a)
Myriad Genetics Inc.	124,700	2,964,119	(a)
PDL BioPharma Inc.	44,836	297,263
Sciclone Pharmaceuticals Inc.	104,300	731,143	(a)
Spectrum Pharmaceuticals Inc.	39,600	616,176	(a)
		11,549,440

Building Products—0.2%
AAON Inc.	24,340	458,809
Apogee Enterprises Inc.	36,546	587,294
Simpson Manufacturing Company Inc.	13,200	389,532
Universal Forest Products Inc.	23,915	932,207
		2,367,842

Casinos & Gaming—0.1%
Ameristar Casinos Inc.	21,100	374,947
WMS Industries Inc.	43,970	877,202	(a)
		1,252,149

Catalog Retail—0.1%
HSN Inc.	11,000	443,850

Commercial Banks—0.0%*
First Commonwealth Financial Corp.	32,027	215,542
Sterling Financial Corp.	5,308	100,268	(a)
		315,810

Commercial Printing—0.0%*
Consolidated Graphics Inc.	8,460	245,763	(a)

Commodity Chemicals—0.6%
Koppers Holdings Inc.	158,200	5,378,800
OM Group Inc.	19,140	363,660	(a)
		5,742,460

Communications Equipment—0.4%
Arris Group Inc.	70,955	986,984	(a)
Calix Inc.	60,200	494,844	(a)
NETGEAR Inc.	35,770	1,234,423	(a)
Plantronics Inc.	31,516	1,052,634
		3,768,885

Computer & Electronics Retail—0.0%*
Conn’s Inc.	27,100	401,080	(a)

Computer Storage & Peripherals—0.1%
MTS Systems Corp.	16,798	647,563
QLogic Corp.	26,800	366,892	(a)
		1,014,455

Construction & Engineering—1.8%
Chicago Bridge & Iron Company N.V.	156,820	5,952,887
Dycom Industries Inc.	22,100	411,281	(a)
Quanta Services Inc.	177,300	4,267,611	(a)
URS Corp.	178,250	6,217,360
		16,849,139

Construction & Farm Machinery & Heavy Trucks—1.9%
AGCO Corp.	169,200	7,737,516	(a)
Astec Industries Inc.	45,290	1,389,497	(a)
Greenbrier Companies Inc.	75,034	1,319,098	(a)
Lindsay Corp.	7,100	460,790
Sauer-Danfoss Inc.	12,500	436,625
Trinity Industries Inc.	278,525	6,957,555
		18,301,081

Construction Materials—0.1%
Drew Industries Inc.	18,770	522,745	(a)
Eagle Materials Inc.	13,200	492,888
		1,015,633

Consumer Electronics—0.0%*
Harman International Industries Inc.	6,966	275,854

Consumer Finance—0.0%*
Ezcorp Inc.	15,950	374,187	(a)

Data Processing & Outsourced Services—2.5%
Broadridge Financial Solutions Inc.	279,800	5,951,346
Cardtronics Inc.	79,500	2,401,695	(a)
Global Cash Access Holdings Inc.	583,784	4,209,083	(a)
Heartland Payment Systems Inc.	14,900	448,192
Jack Henry & Associates Inc.	106,500	3,676,380
NeuStar Inc.	80,000	2,672,000	(a)
TeleTech Holdings Inc.	25,150	402,400	(a)
TNS Inc.	50,297	902,328	(a)
Wright Express Corp.	53,000	3,271,160	(a)
		23,934,584

Distributors—1.0%
LKQ Corp.	274,900	9,181,660	(a)

Diversified Metals & Mining—0.4%
Compass Minerals International Inc.	43,100	3,287,668

Diversified REITs—0.1%
Cousins Properties Inc.	41,933	324,981
Washington Real Estate Investment Trust	22,194	631,419
		956,400

Diversified Support Services—0.6%
Coinstar Inc.	7,400	508,084	(a)
Healthcare Services Group Inc.	207,500	4,021,350
UniFirst Corp.	13,755	876,881
		5,406,315

Education Services—0.7%
American Public Education Inc.	34,500	1,104,000	(a)
Capella Education Co.	42,500	1,477,300	(a)
K12 Inc.	106,500	2,481,450	(a)
Lincoln Educational Services Corp.	42,600	276,900
Strayer Education Inc.	16,000	1,744,320
		7,083,970

Electric Utilities—0.8%
ALLETE Inc.	23,337	975,487
IDACORP Inc.	141,110	5,937,909
Westar Energy Inc.	27,918	836,144
		7,749,540

Electrical Components & Equipment—1.1%
Acuity Brands Inc.	7,200	366,552
Belden Inc.	11,700	390,195
Brady Corp.	133,000	3,658,830
EnerSys	44,054	1,544,974	(a)
Generac Holdings Inc.	17,800	428,268	(a)
General Cable Corp.	15,100	391,694	(a)
II-VI Inc.	153,519	2,559,162	(a)
LSI Industries Inc.	34,584	246,238
Regal-Beloit Corp.	12,043	749,797
Vicor Corp.	66,083	458,616
		10,794,326

Electronic Components—0.3%
Dolby Laboratories Inc.	11,900	491,470	(a)
Littelfuse Inc.	7,173	408,072
Micrel Inc.	41,600	396,448
Monolithic Power Systems Inc.	20,800	413,296	(a)
Silicon Laboratories Inc.	12,900	488,910	(a)
Ultratech Inc.	14,500	456,750	(a)
		2,654,946

Electronic Equipment & Instruments—0.4%
Badger Meter Inc.	7,137	267,994
National Instruments Corp.	122,000	3,276,920
		3,544,914

Electronic Manufacturing Services—0.7%
Measurement Specialties Inc.	111,593	3,627,888	(a)
Methode Electronics Inc.	75,765	644,760
Multi-Fineline Electronix Inc.	50,849	1,252,919	(a)
Plexus Corp.	25,555	720,651	(a)
		6,246,218

Environmental & Facilities Services—0.3%
ABM Industries Inc.	132,500	2,591,700

Food Distributors—0.1%
Nash Finch Co.	5,205	111,803
Spartan Stores Inc.	61,100	1,107,743
		1,219,546

Food Retail—0.6%
Harris Teeter Supermarkets Inc.	144,500	5,923,055

Footwear—1.1%
Deckers Outdoor Corp.	92,700	4,079,727	(a)
Wolverine World Wide Inc.	171,444	6,648,598
		10,728,325

Gas Utilities—0.1%
South Jersey Industries Inc.	20,928	1,066,700

Healthcare Distributors—0.6%
Owens & Minor Inc.	194,846	5,968,133

Healthcare Equipment—3.8%
Analogic Corp.	8,000	496,000
Conceptus Inc.	25,400	503,428	(a)
Cyberonics Inc.	12,100	543,774	(a)
Exactech Inc.	14,962	250,913	(a)
Gen-Probe Inc.	72,000	5,918,400	(a)
Hill-Rom Holdings Inc.	30,759	948,915
Integra LifeSciences Holdings Corp.	133,500	4,963,530	(a)
Masimo Corp.	186,000	4,162,680	(a)
NuVasive Inc.	186,000	4,716,960	(a)
Orthofix International N.V.	11,200	462,000	(a)
STERIS Corp.	100,300	3,146,411
Teleflex Inc.	72,000	4,385,520
Thoratec Corp.	88,900	2,985,262	(a)
Volcano Corp.	80,000	2,292,000	(a)
		35,775,793

Healthcare Facilities—0.4%
The Ensign Group Inc.	17,873	505,270
VCA Antech Inc.	134,500	2,956,310	(a)
		3,461,580

Healthcare Services—2.5%
Bio-Reference Labs Inc.	424,900	11,166,372	(a)
HMS Holdings Corp.	160,100	5,332,931
Magellan Health Services Inc.	10,266	465,358	(a)
MEDNAX Inc.	95,300	6,531,862	(a)
Metropolitan Health Networks Inc.	51,230	490,271	(a)
		23,986,794

Healthcare Supplies—0.9%
Align Technology Inc.	14,300	478,478	(a)
Merit Medical Systems Inc.	32,338	446,588	(a)
RTI Biologics Inc.	106,100	398,936	(a)
Staar Surgical Co.	45,100	350,427	(a)
West Pharmaceutical Services Inc.	133,000	6,715,170
		8,389,599

Healthcare Technology—1.4%
Computer Programs & Systems Inc.	37,820	2,164,060
MedAssets Inc.	213,500	2,871,575	(a)
Medidata Solutions Inc.	93,500	3,054,645	(a)
Omnicell Inc.	30,000	439,200	(a)
Quality Systems Inc.	159,500	4,387,845
		12,917,325

Heavy Electrical Equipment—0.1%
AZZ Inc.	9,300	569,718

Home Furnishing Retail—0.6%
Aaron’s Inc.	185,744	5,258,413

Home Furnishings—0.0%*
Hooker Furniture Corp.	18,666	220,072

Household Products—0.5%
Spectrum Brands Holdings Inc.	139,825	4,554,100	(a)

Housewares & Specialties—1.3%
American Greetings Corp.	26,200	383,044
Jarden Corp.	212,200	8,916,644
Tupperware Brands Corp.	53,500	2,929,660
		12,229,348

Human Resource & Employment Services—0.1%
GP Strategies Corp.	27,000	498,690	(a)

Industrial Conglomerates—0.3%
Raven Industries Inc.	40,000	2,783,600

Industrial Machinery—5.6%
Actuant Corp.	23,748	644,996
Briggs & Stratton Corp.	26,388	461,526
CLARCOR Inc.	53,500	2,576,560
Columbus McKinnon Corp.	35,068	529,176	(a)
EnPro Industries Inc.	111,000	4,148,070	(a)
ESCO Technologies Inc.	54,900	2,000,556
Flowserve Corp.	46,600	5,347,350
Harsco Corp.	59,700	1,216,686
IDEX Corp.	106,500	4,151,370
Kaydon Corp.	39,500	844,905
LB Foster Co.	8,411	240,639
Lincoln Electric Holdings Inc.	1,897	83,070
Middleby Corp.	57,300	5,707,653	(a)
Mueller Industries Inc.	58,100	2,474,479
Nordson Corp.	73,850	3,787,767
RBC Bearings Inc.	13,500	638,550	(a)
Robbins & Myers Inc.	79,500	3,324,690
Timken Co.	120,850	5,533,722
Trimas Corp.	213,000	4,281,300	(a)
Valmont Industries Inc.	7,367	891,186
Woodward Inc.	114,300	4,507,992
		53,392,243

Industrial REITs—0.1%
DuPont Fabros Technology Inc.	16,969	484,635
First Potomac Realty Trust	67,661	796,370
		1,281,005

Insurance Brokers—0.4%
Brown & Brown Inc.	134,500	3,667,815

Internet Software & Services—1.5%
Ancestry.com Inc.	12,400	341,372	(a)
comScore Inc.	160,000	2,633,600	(a)
CoStar Group Inc.	26,500	2,151,800	(a)
Demand Media Inc.	46,662	522,614	(a)
Dice Holdings Inc.	43,900	412,221	(a)
IntraLinks Holdings Inc.	96,800	423,984	(a)
Liquidity Services Inc.	11,000	563,090	(a)
LogMeIn Inc.	92,000	2,807,840	(a)
Monster Worldwide Inc.	42,600	362,100	(a)
NIC Inc.	190,800	2,423,160
Responsys Inc.	39,400	477,528	(a)
The Active Network Inc.	40,900	629,451	(a)
XO Group Inc.	43,800	388,506	(a)
		14,137,266

Investment Banking & Brokerage—1.1%
BGC Partners Inc.	75,961	445,891
Duff & Phelps Corp.	31,500	456,750
GFI Group Inc.	349,300	1,243,508
Greenhill & Company Inc.	10,000	356,500
Piper Jaffray Co.	42,163	987,879	(a)
Raymond James Financial Inc.	177,100	6,063,904
Stifel Financial Corp.	22,242	687,278	(a)
		10,241,710

IT Consulting & Other Services—0.3%
Sapient Corp.	239,000	2,406,730
Unisys Corp.	27,700	541,535	(a)
		2,948,265

Leisure Products—0.5%
Brunswick Corp.	47,617	1,058,050
Polaris Industries Inc.	49,425	3,532,899
		4,590,949

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	71,736	789,813
StanCorp Financial Group Inc.	12,692	471,635
		1,261,448

Life Sciences Tools & Services—2.3%
Bio-Rad Laboratories Inc.	53,000	5,300,530	(a)
Bruker Corp.	391,000	5,204,210	(a)
Charles River Laboratories International Inc.	13,600	445,536	(a)
ICON PLC ADR	161,800	3,645,354	(a)
Luminex Corp.	133,500	3,269,415	(a)
PAREXEL International Corp.	26,500	748,095	(a)
Techne Corp.	40,000	2,968,000
		21,581,140

Managed Healthcare—1.2%
Centene Corp.	217,000	6,544,720	(a)
Molina Healthcare Inc.	170,650	4,003,449	(a)
WellCare Health Plans Inc.	9,300	492,900	(a)
		11,041,069

Metal & Glass Containers—1.0%
AEP Industries Inc.	13,118	571,289	(a)
Aptargroup Inc.	80,000	4,084,000
Kaiser Aluminum Corp.	8,500	440,640
Silgan Holdings Inc.	106,500	4,546,485
		9,642,414

Movies & Entertainment—0.1%
Cinemark Holdings Inc.	20,000	457,000
Regal Entertainment Group	33,200	456,832
		913,832

Multi-Line Insurance—0.6%
HCC Insurance Holdings Inc.	171,500	5,385,100
Horace Mann Educators Corp.	40,760	712,485
		6,097,585

Multi-Utilities—0.9%
Avista Corp.	44,379	1,184,919
Black Hills Corp.	22,671	729,326
OGE Energy Corp.	124,625	6,454,329
		8,368,574

Office Electronics—0.4%
Zebra Technologies Corp.	113,700	3,906,732	(a)

Office REITs—1.5%
BioMed Realty Trust Inc.	385,757	7,205,941
Coresite Realty Corp.	133,400	3,444,388
Digital Realty Trust Inc.	31,700	2,379,719
Kilroy Realty Corp.	17,091	827,375
Lexington Realty Trust	60,395	511,546
		14,368,969

Office Services & Supplies—0.2%
Herman Miller Inc.	109,200	2,022,384
Knoll Inc.	23,485	315,169
		2,337,553

Oil & Gas Drilling—0.5%
Pioneer Drilling Co.	620,100	4,942,197	(a)

Oil & Gas Equipment & Services—2.6%
Basic Energy Services Inc.	24,600	253,872	(a)
Cal Dive International Inc.	104,038	301,710	(a)
CARBO Ceramics Inc.	57,700	4,427,321
Dawson Geophysical Co.	10,587	252,182	(a)
Dril-Quip Inc.	21,500	1,410,185	(a)
Hornbeck Offshore Services Inc.	19,454	754,426	(a)
Key Energy Services Inc.	344,500	2,618,200	(a)
Lufkin Industries Inc.	40,000	2,172,800
Natural Gas Services Group Inc.	16,059	237,994	(a)
Oil States International Inc.	107,600	7,123,120	(a)
Superior Energy Services Inc.	180,500	3,651,515	(a)
TETRA Technologies Inc.	264,000	1,882,320	(a)
		25,085,645

Oil & Gas Exploration & Production—2.9%
Approach Resources Inc.	133,000	3,396,820	(a)
Berry Petroleum Co.	20,727	822,033
Bill Barrett Corp.	35,066	751,114	(a)
Carrizo Oil & Gas Inc.	10,685	251,204	(a)
Energy XXI Bermuda Ltd.	18,900	591,381
Gulfport Energy Corp.	106,500	2,197,095	(a)
Kodiak Oil & Gas Corp.	41,881	343,843	(a)
Newfield Exploration Co.	168,200	4,929,942	(a)
Northern Oil and Gas Inc.	186,500	2,972,810	(a)
Oasis Petroleum Inc.	106,500	2,575,170	(a)
PDC Energy Inc.	53,000	1,299,560	(a)
Petroquest Energy Inc.	56,000	280,000	(a)
Resolute Energy Corp.	319,000	3,052,830	(a)
SM Energy Co.	78,500	3,855,135
Stone Energy Corp.	18,800	476,392	(a)
		27,795,329

Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	50,700	428,922
Western Refining Inc.	63,901	1,423,075
		1,851,997

Oil & Gas Storage & Transportation—0.1%
Targa Resources Corp.	11,700	499,590

Packaged Foods & Meats—4.0%
Flowers Foods Inc.	292,500	6,794,775
Lancaster Colony Corp.	80,000	5,696,800
Sanderson Farms Inc.	116,881	5,355,487
Smart Balance Inc.	213,500	2,004,765	(a)
Smithfield Foods Inc.	365,675	7,909,550	(a)
Snyders-Lance Inc.	186,500	4,705,395
TreeHouse Foods Inc.	93,500	5,824,115	(a)
		38,290,887

Paper Packaging—0.7%
Packaging Corporation of America	247,400	6,986,576

Paper Products—0.1%
Buckeye Technologies Inc.	17,712	504,615

Personal Products—0.1%
Revlon Inc.	19,900	283,177	(a)
USANA Health Sciences Inc.	10,900	448,208	(a)
		731,385

Pharmaceuticals—0.4%
Auxilium Pharmaceuticals Inc.	20,600	553,934	(a)
Hi-Tech Pharmacal Company Inc.	18,953	614,077	(a)
Medicis Pharmaceutical Corp.	12,500	426,875
Par Pharmaceutical Companies Inc.	48,008	1,735,009	(a)
		3,329,895

Property & Casualty Insurance—2.5%
Allied World Assurance Company Holdings AG	108,000	8,582,760
American Safety Insurance Holdings Ltd.	33,731	632,456	(a)
Amtrust Financial Services Inc.	80,000	2,376,800
Argo Group International Holdings Ltd.	118,069	3,455,880
Aspen Insurance Holdings Ltd.	147,000	4,248,300
The Navigators Group Inc.	79,500	3,978,975	(a)
		23,275,171

Publishing—1.3%
John Wiley & Sons Inc.	178,000	8,720,220
Morningstar Inc.	67,000	3,875,280
		12,595,500

Railroads—0.7%
Genesee & Wyoming Inc.	117,700	6,219,268	(a)

Regional Banks—4.7%
BancorpSouth Inc.	29,623	430,126
Bank of the Ozarks Inc.	29,166	877,313
Banner Corp.	24,831	544,047
Bryn Mawr Bank Corp.	62,500	1,316,875
Camden National Corp.	10,109	370,192
Cardinal Financial Corp.	17,373	213,340
CoBiz Financial Inc.	29,020	181,665
Community Bank System Inc.	44,800	1,214,976
Cullen Frost Bankers Inc.	72,000	4,139,280
East West Bancorp Inc.	46,241	1,084,814
First Horizon National Corp.	57,620	498,413
Fulton Financial Corp.	131,100	1,309,689
Glacier Bancorp Inc.	24,494	379,412
Great Southern Bancorp Inc.	17,115	472,032
Hancock Holding Co.	14,472	440,528
Home BancShares Inc.	25,958	793,796
Iberiabank Corp.	42,363	2,137,213
Independent Bank Corp.	53,500	1,562,735
Lakeland Financial Corp.	17,967	482,055
Old National Bancorp	30,178	362,438
PacWest Bancorp	10,686	252,938
Prosperity Bancshares Inc.	116,100	4,879,683
Southwest Bancorp Inc.	43,381	408,215	(a)
Sterling Bancorp	71,488	713,450
Susquehanna Bancshares Inc.	98,628	1,015,868
SVB Financial Group	77,113	4,528,075	(a)
UMB Financial Corp.	160,000	8,196,800
Umpqua Holdings Corp.	64,374	847,162
Washington Trust Bancorp Inc.	66,500	1,621,270
Westamerica Bancorporation	62,200	2,935,218
Wintrust Financial Corp.	14,599	518,265
		44,727,883

Reinsurance—0.5%
Endurance Specialty Holdings Ltd.	93,000	3,563,760
Maiden Holdings Ltd.	51,732	449,034
Platinum Underwriters Holdings Ltd.	19,754	752,627
		4,765,421

Research & Consulting Services—0.2%
ICF International Inc.	39,454	940,583	(a)
Resources Connection Inc.	64,600	794,580
The Corporate Executive Board Co.	12,200	498,736
		2,233,899

Residential REITs—0.3%
American Capital Mortgage Investment Corp.	17,200	410,736
Colonial Properties Trust	9,633	213,275
Home Properties Inc.	7,600	466,336
Mid-America Apartment Communities Inc.	21,826	1,489,406
		2,579,753

Restaurants—0.9%
CEC Entertainment Inc.	12,200	443,714
Cracker Barrel Old Country Store Inc.	92,100	5,783,880
Einstein Noah Restaurant Group Inc.	22,400	393,344
Texas Roadhouse Inc.	28,100	517,883
The Wendy’s Co.	321,400	1,517,008
		8,655,829

Retail REITs—0.1%
CBL & Associates Properties Inc.	24,700	482,638
Ramco-Gershenson Properties Trust	49,354	620,380
		1,103,018

Security & Alarm Services—0.7%
The Brink’s Co.	294,400	6,824,192

Semiconductor Equipment—0.5%
MKS Instruments Inc.	19,988	578,253
Rudolph Technologies Inc.	416,200	3,629,264	(a)
Veeco Instruments Inc.	12,100	415,756	(a)
		4,623,273

Semiconductors—1.6%
Diodes Inc.	32,290	606,083	(a)
Fairchild Semiconductor International Inc.	57,214	806,717	(a)
First Solar Inc.	33,100	498,486	(a)
Hittite Microwave Corp.	42,500	2,172,600	(a)
Integrated Device Technology Inc.	79,612	447,419	(a)
Microsemi Corp.	272,400	5,036,676	(a)
Pericom Semiconductor Corp.	27,153	244,377	(a)
RF Micro Devices Inc.	88,337	375,432	(a)
Semtech Corp.	142,300	3,460,736	(a)
Standard Microsystems Corp.	36,385	1,342,243	(a)
TriQuint Semiconductor Inc.	86,459	475,525	(a)
		15,466,294

Specialized Consumer Services—0.1%
Matthews International Corp.	22,100	718,029

Specialized Finance—0.1%
NewStar Financial Inc.	62,329	807,784	(a)

Specialized REITs—1.4%
DiamondRock Hospitality Co.	72,870	743,274
Hersha Hospitality Trust	94,360	498,221
Inland Real Estate Corp.	36,031	301,940
National Health Investors Inc.	10,747	547,237
Omega Healthcare Investors Inc.	344,200	7,744,500
Sabra Healthcare REIT Inc.	166,400	2,847,104
Summit Hotel Properties Inc.	51,192	428,477
		13,110,753

Specialty Chemicals—1.5%
Chemtura Corp.	29,300	424,850	(a)
HB Fuller Co.	59,053	1,812,927
Rockwood Holdings Inc.	8,600	381,410
Sensient Technologies Corp.	300,999	11,055,693
Stepan Co.	9,490	893,768
		14,568,648

Specialty Stores—0.3%
Cabela’s Inc.	28,294	1,069,796	(a)
Tractor Supply Co.	22,650	1,881,309
		2,951,105

Steel—0.6%
Carpenter Technology Corp.	11,854	567,095
Commercial Metals Co.	295,000	3,728,800
Schnitzer Steel Industries Inc.	33,158	929,087
		5,224,982

Systems Software—1.6%
Ariba Inc.	158,500	7,094,460	(a)
CommVault Systems Inc.	11,500	570,055	(a)
Fortinet Inc.	16,100	373,842	(a)
MICROS Systems Inc.	145,100	7,429,120	(a)
		15,467,477

Technology Distributors—0.2%
ScanSource Inc.	17,838	546,556	(a)
Tech Data Corp.	19,211	925,394	(a)
		1,471,950

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	24,225	571,226
Dime Community Bancshares Inc.	6,384	84,843
Northwest Bancshares Inc.	52,535	615,185
Washington Federal Inc.	46,524	785,790
		2,057,044

Tires & Rubber—0.2%
Cooper Tire & Rubber Co.	109,083	1,913,316

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	185,900	6,850,415
DXP Enterprises Inc.	10,968	455,062	(a)
		7,305,477

Trucking—1.0%
Avis Budget Group Inc.	27,400	416,480	(a)
Dollar Thrifty Automotive Group Inc.	5,800	469,568	(a)
Marten Transport Ltd.	36,409	774,055
Old Dominion Freight Line Inc.	176,100	7,623,369	(a)
Swift Transportation Co.	37,200	351,540	(a)
		9,635,012

Wire & Cable Products—0.1%
Encore Wire Corp.	18,265	489,137

Wireless Telecommunication Services—0.0%*
Leap Wireless International Inc.	45,700	293,851	(a)

Total Common Stock		895,173,924
(Cost $804,156,477)

Other Investments—0.0%*
GEI Investment Fund
(Cost $58,277)	62,940	(k)

Total Investments in Securities	895,236,864
(Cost $804,214,754)

Short-Term Investments—5.0%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $47,181,821)	47,181,821	(d,k)

Total Investments
(Cost $851,396,575)	942,418,685

Other Assets and Liabilities, net—0.7%	6,558,005

NET ASSETS —100.0%	$948,976,690

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2012	240	$19,089,600	$1,167,769

Notes to Schedules of Investments June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $16,923,212, $29,754,030 and $30,242,035 or 2.38%, 7.28% and 2.91% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Fair Valued Security.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of June 30, 2012.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Funds use the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Funds classify the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$587,172,738	$—	$—	$587,172,738
	Exchange Traded Funds	10,061,664	—	—	10,061,664
	Other Investments	—	62,712	—	62,712
	Short-Term Investments	30,620,942	—	—	30,620,942

	Total Investments in Securities	$627,855,344	$62,712	$—	$627,918,056

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$634,525	$—	$—	$634,525

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$33,494,300	$—	$—	$33,494,300
	Other Investments	—	23,451	—	23,451
	Short-Term Investments	1,254,948	—	—	1,254,948

	Total Investments in Securities	$34,749,248	$23,451	$—	$34,772,699

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$36,683	$—	$—	$36,683

U.S. Large-Cap Core Equity Fund	Investments in Securities †
	Common Stock	$172,059,651	$—	$—	$172,059,651
	Exchange Traded Funds	3,045,113	—	—	3,045,113
	Other Investments	—	16,838	—	16,838
	Short-Term Investments	9,172,694	—	—	9,172,694

	Total Investments in Securities	$184,277,458	$16,838	$—	$184,294,296

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$55,346	$—	$—	$55,346

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$232,244,461	$—	$—	$232,244,461
	Other Investments	—	120,764	—	120,764
	Short-Term Investments	10,991,887	—	—	10,991,887

	Total Investments in Securities	$243,236,348	$120,764	$—	$243,357,112

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$168,907	$—	$—	$168,907

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$895,173,924	$—	$—	$895,173,924
	Other Investments	—	62,940	—	62,940
	Short-Term Investments	47,181,821	—	—	47,181,821

	Total Investments in Securities	$942,355,745	$62,940	$—	$942,418,685

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$1,167,769	$—	$—	$1,167,769

International Equity	Investments in Securities †
	Common Stock	$100,869,853	$1,851,835,858	$—	$1,952,705,711
	Preferred Stock	—	29,938,064	—	29,938,064
	Other Investments	—	176,017	—	176,017
	Short-Term Investments	84,379,474	—	—	84,379,474

	Total Investments in Securities	$185,249,327	$1,881,949,939	$—	$2,067,199,266

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$198,242	$—	$—	$198,242
	Futures Contracts — Unrealized Depreciation	(7,249)	—	—	(7,249)

	Total Other Financial Instruments	$190,993	$—	$—	$190,993

Strategic Investment Fund	Investments in Securities †
	Domestic Equity	$261,926,319	$—	$—	$261,926,319
	Foreign Equity	16,239,174	106,729,335	—	122,968,509
	U.S. Treasuries	—	29,299,522	—	29,299,522
	Agency Mortgage Backed	—	79,558,270	—	79,558,270
	Agency CMOs	—	1,590,427	—	1,590,427
	Asset Backed	—	1,833,207	—	1,833,207
	Corporate Notes	—	67,787,532	—	67,787,532
	Non-Agency CMOs	—	7,232,746	—	7,232,746
	Sovereign Bonds	—	4,483,324	—	4,483,324
	Municipal Notes and Bonds	—	1,297,689	—	1,297,689
	Exchange Traded Funds	30,206,514	—	—	30,206,514
	Preferred Stock	796,270	1,989,114	—	2,785,384
	Other Investments	—	741,170	—	741,170
	Short-Term Investments	132,210,013	—	—	132,210,013

	Total Investments in Securities	$441,378,290	$302,542,336	$—	$743,920,626

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$967,878	$—	$—	$967,878
	Futures Contracts — Unrealized Depreciation	(202,292)	—	—	(202,292)
	Foreign Currency Forward Exchange Contracts — Unrealized Appreciation	925,660	—	—	925,660

	Total Other Financial Instruments	$1,691,246	$—	$—	$1,691,246

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$46,162,952	$—	$46,162,952
	Agency Mortgage Backed	—	139,146,107	—	139,146,107
	Agency CMOs	—	3,104,639	—	3,104,639
	Asset Backed	—	2,013,713	—	2,013,713
	Corporate Notes	—	117,672,685	—	117,672,685
	Non-Agency CMOs	—	12,525,380	—	12,525,380
	Sovereign Bonds	—	7,672,888	—	7,672,888
	Municipal Notes and Bonds	—	3,156,020	—	3,156,020
	Preferred Stock	—	675,551	—	675,551
	Other Investments	—	851,990	—	851,990
	Short-Term Investments	98,058,278	38,193,682	—	136,251,960

	Total Investments in Securities	$98,058,278	$371,175,607	$—	$469,233,885

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$11,081	$—	$—	$11,081
	Futures Contracts — Unrealized Depreciation	(341,715)	—	—	(341,715)

	Total Other Financial Instruments	$(330,634)	$—	$—	$(330,634)

Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$135,390,982	$—	$135,390,982
	U.S. Government Agency Obligations	—	414,861,464	—	414,861,464
	Commercial Paper	—	150,123,657	—	150,123,657
	Repurchase Agreements	—	174,510,000	—	174,510,000
	Certificate of Deposit	—	141,599,460	—	141,599,460
	Corporates	—	36,803,008	—	36,803,008
	Time Deposit	—	16,028,592	—	16,028,592

	Total Investments in Securities	$—	$1,069,317,163	$—	$1,069,317,163

†	See Schedule of Investments for Industry Classification
*	- Other financial instruments include derivative instruments such as futures contracts and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2012:

Strategic Investment Fund	Agency CMOs	Total
Balance at 09/30/11	$27,315	$27,315
Accrued discounts/premiums	(1,199)	(1,199)
Realized gain (loss)	2,939	2,939
Change in unrealized gain (loss)	(1,106)	(1,106)
Purchases	—	—
Sales	(27,949)	(27,949)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at 06/30/12	$—	$—

Change in unrealized appreciation relating to securities still held at 06/30/12	$—	$—

Income Fund	Agency CMOs	Total
Balance at 09/30/11	$58,240	$58,240
Accrued discounts/premiums	(2,752)	(2,752)
Realized gain (loss)	7,328	7,328
Change in unrealized gain (loss)	(3,224)	(3,224)
Purchases	—	—
Sales	(59,592)	(59,592)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at 06/30/12	$—	$—

Change in unrealized appreciation relating to securities still held at 06/30/12	$—	$—

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows:

Fund	Cost of investments for tax purposes	Gross Tax Appreciation	Gross tax Depreciation	Net tax Appreciation
U.S. Equity Fund	$598,241,726	$56,612,261	$(26,935,931)	$29,676,330
S&P 500 Index Fund	30,538,760	6,261,407	(2,027,468)	4,233,939
U.S. Large-Cap Core Equity Fund	170,097,647	19,552,127	(5,355,480)	14,196,647
Small-Cap Equity Fund	854,020,648	140,982,784	(52,584,747)	88,398,037
International Equity Fund	2,046,819,517	176,839,992	(156,460,243)	20,379,749
Premier Growth Equity Fund	198,302,323	55,695,455	(10,640,666)	45,054,789
Strategic Investment Fund	718,819,279	46,633,704	(21,532,357)	25,101,347
Income Fund	461,338,181	10,889,187	(2,993,483)	7,895,704
Money Market Fund	1,069,317,163	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: August 27, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds, Inc.

Date: August 27, 2012